File Nos. 33-14604
                                                                       811-04963
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                         Pre-Effective Amendment No.        [  ]

                         Post-Effective Amendment No.       [27]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

                         Amendment No. [ 29 ]

                        (Check appropriate box or boxes)

                                THE BERWYN FUNDS
               (Exact Name of Registrant as Specified in Charter)

                              1189 Lancaster Avenue
                           Berwyn, Pennsylvania 19312
                    (Address of Principle Executive Offices)

       Registrant's Telephone Number, including Area Code: (610) 296-7222

                                  Kevin M. Ryan
                                The Berwyn Funds
                              1189 Lancaster Avenue
                           Berwyn, Pennsylvania 19312
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Wade R. Bridge, Esq.
                           Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

It is proposed that this filing will become effective (check appropriate box):

/ /   immediately upon filing pursuant to paragraph (b)

/X/   on May 1, 2009 pursuant to paragraph (b)

/ /   60 days after filing pursuant to paragraph (a)(1)
/ /   on (date) pursuant to paragraph (a)(1)
/ /   75 days after filing pursuant to paragraph (a)(2)
/ /   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  | THE
[LOGO OMITTED]    | BERWYN
                  | FUNDS

BERWYN FUND o BERWYN INCOME FUND o BERWYN CORNERSTONE FUND

PROSPECTUS        MAY 1, 2009


                                                            NO LOAD MUTUAL FUNDS
                                                            Shareholder Services
                                                 c/o Ultimus Fund Solutions, LLC
                                    P.O. Box 46707 | Cincinnati, Ohio 45246-0707
                                                                1 (800) 992-6757
                                                          www.theberwynfunds.com

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
================================================================================

                                                                            PAGE
                                                                            ----

Berwyn Fund Series ........................................................    3
   Risk/Return Summary ....................................................    3
   Performance ............................................................    5
   Fees and Expenses ......................................................    6
   Investment Objective, Investment Strategies
      and Related Risks ...................................................    7
   Financial Highlights ...................................................   12

Berwyn Income Fund Series .................................................   13
   Risk/Return Summary ....................................................   13
   Performance ............................................................   14
   Fees and Expenses ......................................................   16
   Investment Objective, Investment Strategies
      and Related Risks ...................................................   17
   Financial Highlights ...................................................   23

Berwyn Cornerstone Fund Series ............................................   24
   Risk/Return Summary ....................................................   24
   Performance ............................................................   26
   Fees and Expenses ......................................................   27
   Investment Objective, Investment Strategies
      and Related Risks ...................................................   28
   Financial Highlights ...................................................   34

Management of the Funds ...................................................   35

Shareholder Information ...................................................   38

Distributions and Taxes ...................................................   42

Privacy Policy ............................................................   47

For More Information ..............................................   back cover

BERWYN FUND SERIES
================================================================================

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

Berwyn Fund seeks to achieve long-term capital appreciation; current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities that offer potential for capital appreciation. Under normal market conditions, at least 80% of the value of the Fund's net assets will be invested in equity securities. The principal strategy of the Fund is to achieve long-term growth through investments in equity securities that The Killen Group, Inc., the Fund's investment advisor (the "Advisor"), believes are undervalued. The Fund may also invest in investment grade and/or high yield bonds. The Fund may invest in fixed income securities with any credit rating or maturity date. Up to 20% of the value of the Fund's net assets may be invested in fixed income securities, including fixed income securities with convertible features. The Fund will invest primarily in securities issued by domestic entities.

PRINCIPAL RISKS

o There is no assurance that the Fund will achieve its investment objective. Market, economic and business risks affect the prices of common stocks and other equity securities and cause them to fluctuate over time. While common stocks have historically been a leading choice of long term investors, stock prices may decline over short or even extended periods. Therefore, the value of an investment in the Fund may decline and you may lose money.

o Equity securities such as common stocks and preferred stocks carry the potential for unpredictable drops in value and periods of lackluster performance. Many factors can change the value of equity securities, including the issuer's historical and prospective earnings, the value of its assets, general economic, geographic, environmental and political conditions, interest rates, investor perceptions and market liquidity. Different parts of the market and different types of equity securities can react differently to these developments. For example, large-cap stocks can react differently from small-cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In general, the smaller the company's size, the more susceptible it is to rapid decreases in the value of its securities. Smaller companies may be more unstable or inexperienced than larger companies so that these investments may pose greater investment risks. Therefore, the value of securities of small-cap, less well-known issuers can be more volatile than the stocks of large-cap companies.

o The Fund's investment approach may result in investments in securities that are not currently in favor with most other investors and in investments in securities of lesser-known companies. The Fund's investment success depends on the skill of


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BERWYN FUND
      the  Advisor  in   evaluating,   selecting,   and  monitoring  the  Fund's
      investments. If the Advisor's conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

o High yield bonds ("junk bonds") entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater the price impact from interest rate changes. The value of the Fund's other investments may also vary with bond market conditions. Other risks of high yield bonds include price volatility, sensitivity to economic changes, limited liquidity and valuation difficulties.

o The Fund is considered a "non-diversified" investment company under federal laws and regulations. This means that the Fund may invest a greater portion of its net assets in the shares of individual companies than a diversified fund could. Changes in the financial condition or market assessment of these companies may cause greater fluctuations in the share price of the Fund than in the share price of a diversified fund.


--------------------------------------------------------------------------------
                                                         BERWYN FUND (CONTINUED)
4

PERFORMANCE

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund's (and its predecessor's) performance from year to year for each of the last 10 calendar years, and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of the Fund's future performance.

                              [BAR CHART OMITTED]

                               1999        -4.60%
                               2000         2.10%
                               2001        28.93%
                               2002        -6.88%
                               2003        50.01%
                               2004        22.83%
                               2005        12.18%
                               2006         6.71%
                               2007        -3.68%
                               2008       -27.09%

      Best Quarter: 4Q '03 +22.56%        Worst Quarter: 4Q '08 -24.46%

NOTE: THE IMPACT OF TAXES IS NOT REFLECTED IN THE BAR CHART; IF REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. RETURNS ARE NET OF ALL EXPENSES, ADVISORY FEES AND COMMISSIONS AND INCLUDE THE REINVESTMENT OF DIVIDENDS (TOTAL RETURNS).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008

The table below shows how the Fund's average annual total returns compare with those of the Russell 2000 Index. The table also presents the impact of taxes on the Fund's returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

                                                  1 Year     5 Years    10 Years
                                                  ------     -------    --------
Fund Returns Before Taxes                        -27.09%       0.65%      6.12%
Fund Returns After Taxes on Distributions        -27.10%      -0.49%      5.13%
Fund Returns After Taxes on Distributions and
   Sale of Fund Shares                           -17.58%       0.77%      5.33%
Russell 2000 Index (1)                           -33.79%      -0.93%      3.02%

--------------------------------------------------------------------------------
(1) The Russell 2000 Index is an unmanaged index of equity securities of small capitalization companies. Returns for the Russell 2000 Index reflect no deduction for fees, expenses or taxes.


--------------------------------------------------------------------------------
BERWYN FUND (CONTINUED)

FEES AND EXPENSES

This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                                  None
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends                       None
--------------------------------------------------------------------------------
Redemption Fee (a),(b)                                                   1.00%
--------------------------------------------------------------------------------
Exchange Fee                                                              None
--------------------------------------------------------------------------------
                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                          1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                 None
--------------------------------------------------------------------------------
Other Expenses                                                           0.29%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses (c)                                      0.04%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     1.33%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
(a) A redemption fee of 1.00% of the amount redeemed is assessed if shares of the Fund are redeemed or exchanged in less than six months from the date of purchase.

(b) In addition to the 1.00% redemption fee, if applicable, the Fund's custodian charges a $15 fee on wire redemptions.

(c) Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments during the most recent fiscal year in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          One Year      Three Years      Five Years      Ten Years
          --------      -----------      ----------      ---------
            $135            $421            $729           $1,601

The above Example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
                                                         BERWYN FUND (CONTINUED)
6

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS

The Fund's investment objective is long-term capital appreciation; current income is a secondary consideration. The Fund is a non-diversified, open-end management investment company. Being non-diversified means that the Fund may invest a greater portion of its net assets in the securities of individual issuers.

The Advisor is a value manager. Finding value in the marketplace is dependent upon many factors, including the level of inflation, price-to-earnings ratios, interest rates, stock market psychology and political factors. Over its history, the Advisor has, more often than not, found that small-capitalization stocks offer more value than large-capitalization stocks. Consequently, the performance of the Fund is most often compared to the Russell 2000 Index, an index of smaller capitalization stocks. As of December 31, 2008, the average weighted market capitalization for the companies in the Fund's portfolio was approximately $615 million, which is smaller than that of the Russell 2000 Index.

The Fund invests in what it believes to be undervalued equity and fixed income securities that offer potential for long-term capital appreciation. This approach can often result in selecting securities that are out of favor with most other investors. In addition, this approach can often result in the selection of securities of lesser-known companies. The Fund, however, invests only in securities listed on national securities exchanges or quoted on the over-the-counter market.

Even though the Fund is considered non-diversified, it has adopted certain investment limitations for purposes of diversification. Two particularly significant restrictions are: (1) with respect to 50% of the market value of its total assets, the Fund will not, at the time of purchase, invest more than 5% of the value of its total assets, at market value, in the securities of any one issuer, except the securities of the U.S. government, and (2) with respect to the other 50% of the market value of its total assets, the Fund will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer. With these two restrictions, hypothetically, the Fund could hold a portfolio with investments in as few as 14 issuers. The Fund does not anticipate having a portfolio with as few as 14 issuers. The Advisor also uses two basic guidelines in the management of the Fund's investment portfolio: (1) the initial investment in any single issuer will comprise less than 5% of the total value of the assets in the portfolio, and (2) the initial investment in any one industry will comprise less than 20% of the total value of the assets in the portfolio. Under normal market conditions, the Fund intends to follow these 5% and 20% investment guidelines of the Advisor. The maximum that the Fund will invest in any one industry will be 25% of the value of its total assets; this is a fundamental policy adopted by the Fund and therefore can only be changed with shareholder approval.

EQUITY SECURITIES - Under normal market conditions, the Fund invests at least 80% of the value of its net assets in equity securities (common stocks and preferred stocks). The Fund generally selects common stock investments based on one of three broad criteria: (1) stocks of companies selling substantially below their book value; (2) stocks of companies that, in the opinion of the Advisor, are selling at an attractive valuation to their present earnings level; and (3) stocks of companies judged by the Advisor to


--------------------------------------------------------------------------------
BERWYN FUND (CONTINUED)
have above-average growth prospects over the next three-to-five year period and to be selling, in the opinion of the Advisor, at small premiums to their book values or at modest valuations to their present earnings levels.

The Advisor believes that (i) its strategy of investing in undervalued common stocks offers the potential for long-term capital appreciation above that of the leading stock market indices (i.e., Dow Jones Industrial Average, Standard & Poor's 500 Index and Russell 2000 Index), and (ii) implementation of the guidelines of the Advisor for portfolio management together with the investment restrictions previously described will tend to moderate the risks in this investment approach.

A preferred stock is a share of stock issued by a corporation that usually has rights or preferences superior to those of common stock. Preferred stock may have a fixed dividend, and the issuer of preferred stock may have the right to redeem (call) the stock in accordance with a specified redemption price and/or date. Preferred stocks are generally selected based on one of two criteria: (1) preferred stocks the Advisor believes are offering an above average yield, in comparison to preferred stocks of the same quality; and (2) preferred stocks offering the potential for capital appreciation due to the business prospects of the issuers.

EXCHANGE TRADED FUNDS - Shares of exchange traded funds ("ETFs") and other similar instruments may be purchased by the Fund. An ETF is an investment company registered under the Investment Company Act of 1940 (the "1940 Act") that holds a portfolio of securities designed to track the performance of a particular index. ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 shares or more) called "creation units." Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day. The Fund will use ETFs primarily when it wishes to invest in certain markets or segments of markets, as represented by the particular ETF, in a diversified (as to number of companies or securities) manner. The Fund may also use ETFs as temporary or defensive investments. When the Fund invests in ETFs, the Fund will pay a management fee on the assets invested in the ETF in addition to the operating expenses of the Fund. The Fund will not invest (measured at the time of purchase) more than 10% of its net assets in shares of ETFs.

Investments in ETFs and other instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of securities including risks that: (1) the general level of securities prices may decline, thereby adversely affecting the value of each unit of the ETF; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or number of securities held; (3) an ETF may be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund. In addition, there may be a difference between the ETF's market value on the securities exchange and the ETF's net asset value.


--------------------------------------------------------------------------------
                                                         BERWYN FUND (CONTINUED)
8

FIXED INCOME SECURITIES - The fixed income securities in which the Fund primarily invests are corporate bonds. A corporate bond is an interest bearing debt security issued by a corporation. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem
(call) a bond before maturity.

Some of the fixed income securities (or preferred stocks) in which the Fund invests may be convertible into common stocks. While the annual income paid on a fixed income security may be constant for the life of the instrument, its yield (income as a percent of current price) will reflect current interest rate levels. The price of a fixed income security rises and falls so that its yield remains reflective of current market conditions. The price of a fixed income security usually rises when interest rates fall and usually falls when interest rates rise. If a fixed income security (or preferred stock) has a conversion feature, its price will generally rise if the price of the underlying common stock appreciates above the conversion price. If the underlying common stock trades below the conversion price, the fixed income security will generally trade based upon current interest rate levels. If a fixed income security is subject to call and is called before maturity, the Fund may have to reinvest the proceeds at lower market rates.

While the Fund emphasizes investments in equity securities, the Fund may invest under normal market conditions up to 20% of the value of its net assets in fixed income securities. The Fund invests in fixed income securities when the Advisor believes that, based upon prevailing interest rates, fixed income securities offer the potential for long-term capital appreciation or during periods of stock market adversity. The fixed income securities selected may include securities within any of the rating categories of Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), including securities with an S&P D rating, a Moody's C rating and unrated securities that are determined by the Advisor to be of equivalent quality. (See Appendix A in the Statement of Additional Information for S&P and Moody's descriptions of bond ratings.) Fixed income securities rated A or higher by S&P and Moody's are considered high-grade securities and have one of the three highest ratings for creditworthiness. Fixed income securities rated BBB by S&P or Baa by Moody's are defined as medium grade securities. These securities are considered creditworthy and of investment quality, but there is a possibility that the ability of the issuer of the securities to pay interest or repay the principal in the future may be impaired by adverse economic conditions or changing circumstances. Fixed income securities rated lower than BBB (S&P rating) or Baa (Moody's rating) are less creditworthy than investment grade securities with the same maturity and, as a consequence, may pay higher income. Fixed income securities rated BB, B, CCC or CC by S&P or Ba, B or Caa by Moody's are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

TEMPORARY DEFENSIVE POSITIONS - Although the Fund will normally invest according to its investment objective as outlined above, the Fund may, for temporary defensive purposes, invest all or a portion of its assets in cash, cash equivalents, high quality money market instruments, money market funds and other short-term debt instruments. Investment in a money market fund will result in the Fund


--------------------------------------------------------------------------------
BERWYN FUND (CONTINUED)
paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.

RISKS OF INVESTING IN THE FUND

Investing in any mutual fund such as the Fund involves risks, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Due to the nature of the Fund, you should consider an investment in the Fund to be a long-term investment that typically provides the best results when held for a number of years. Since the Fund is a non-diversified fund, an investment in the Fund may present greater risks than an investment in a diversified fund.

The following  table  highlights  other risks  associated  with investing in the
Fund:

--------------------------------------------------------------------------------
                                      RISKS
--------------------------------------------------------------------------------
MARKET RISK is the risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value due to factors such as economic conditions, future expectations or investor confidence. If the value of the majority of common stocks held by the Fund increases in value, then the value of the net assets of the Fund and an investment in the Fund would normally increase in value. If there is a decline in the value of a majority of the common stocks of the Fund, then the value of the net assets of the Fund and an investment in the Fund would normally decline in value.
--------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline due to changing expectations for the performance of that industry or for the individual company issuing the stock or bond.
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER rates reflect the amount of securities that are replaced by the Fund from the beginning of the year to the end of the year. The degree of portfolio activity may affect brokerage costs and other transaction costs of the Fund, as well as taxes payable by shareholders.
--------------------------------------------------------------------------------
SMALL COMPANY INVESTMENT RISK includes the general risks of investing in common stocks such as market, economic and business risk that cause their prices to fluctuate over time. Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks and the potentially greater sensitivity of such small companies to changes in, or failure of, management and to other changes in competitive, business, industry and economic conditions, including risks associated with more limited production, markets, management depth, or financial resources than larger companies.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         BERWYN FUND (CONTINUED)
10

--------------------------------------------------------------------------------
                                     RISKS
--------------------------------------------------------------------------------

MARKET DISRUPTION RISK. The United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable.
Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment goals, but there can be no assurance that it will be successful in doing so.

--------------------------------------------------------------------------------

For additional information about the Fund's investment strategies, please see the Statement of Additional Information.







--------------------------------------------------------------------------------
BERWYN FUND (CONTINUED)

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which may be obtained at no charge by calling the Fund at 1-800-992-6757.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                        YEARS ENDED

                                            12/31/08       12/31/07       12/31/06       12/31/05       12/31/04
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR .....   $    24.42     $    28.81     $    29.67     $    28.96     $    24.78
                                           ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss) ........         0.02           0.07           0.05           0.02          (0.01)
   Net Realized and Unrealized Gains
     (Losses) on Investment Securities .        (6.65)         (1.13)          1.91           3.48           5.64
                                           ----------     ----------     ----------     ----------     ----------
     Total Income (Loss) from
       Investment Operations ...........        (6.63)         (1.06)          1.96           3.50           5.63
                                           ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
   Dividends from Net Investment Income         (0.03)         (0.06)         (0.05)         (0.02)            --
   Distributions from Net Realized Gains
     from Sales of Investment Securities        (0.00)*        (3.28)         (2.82)         (2.83)         (1.48)
                                           ----------     ----------     ----------     ----------     ----------
     Total Distributions ...............        (0.03)         (3.34)         (2.87)         (2.85)         (1.48)
                                           ----------     ----------     ----------     ----------     ----------
PROCEEDS FROM REDEMPTION
   FEES COLLECTED ......................         0.02           0.01           0.05           0.06           0.03
                                           ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR ...........   $    17.78     $    24.42     $    28.81     $    29.67     $    28.96
                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN ...........................      (27.09%)        (3.68%)         6.71%         12.18%         22.83%
                                           ==========     ==========     ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Year (000's) .....   $  118,349     $  119,403     $  148,787     $  185,696     $  114,928

   Ratio of Expenses to Average
     Net Assets ........................        1.29%          1.27%          1.26%          1.28%          1.20%

   Ratio of Net Investment Income (Loss)
     to Average Net Assets .............        0.10%          0.22%          0.12%          0.11%         (0.08%)

   Portfolio Turnover Rate .............          38%            40%            38%            31%            23%

*     Amount rounds to less than $0.01 per share.



--------------------------------------------------------------------------------
                                                         BERWYN FUND (CONTINUED)
12

BERWYN INCOME FUND SERIES
================================================================================

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The investment objective of Berwyn Income Fund is to provide investors with current income while seeking to preserve capital by taking, in the opinion of the Advisor, reasonable investment risks.

PRINCIPAL INVESTMENT STRATEGIES

The Fund intends to achieve its objective through investments in corporate bonds, preferred stocks, U.S. Treasury bonds and notes, debt securities issued by U.S. Government Agencies, asset-backed securities, mortgage-backed securities, municipal bonds and dividend-paying common stocks. The Fund invests primarily in securities issued by domestic entities. The Advisor determines the percentage of each category of security to hold based upon its perception of the prevailing economic and market conditions. The Fund, however, will not make an investment in common stocks if such investment would cause the aggregate value of the common stocks in the Fund's portfolio to exceed 30% of the value of the Fund's net assets.

Normally, the Fund will invest in a mix of securities, such as corporate bonds, preferred stocks and common stocks. The Advisor may invest in fixed income securities with any credit rating or maturity date. The Advisor may invest 100% of the Fund's net assets in corporate bonds or preferred stocks. If the Advisor decides it is appropriate, the Advisor may invest all of the Fund's net assets in lower rated, high yield, high risk bonds, also known as "junk bonds." The Advisor has the discretion to vary the weighted average maturity and the duration of the portfolio in order to take advantage of prevailing trends in interest rates. The weighted average maturity of the bonds in the Fund's portfolio was 8.6 years and the duration was 4.0 years as of December 31, 2008.

PRINCIPAL RISKS

o There is no assurance that the Fund will achieve its investment objective. The value of the Fund's investments will fluctuate with market conditions and, as a result, the value of an investment in the Fund will fluctuate. An investment in the Fund may lose money and the Fund could underperform other investments.

o High yield bonds ("junk bonds") entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater the price impact from interest rate changes. The value of the Fund's investments will also vary with bond market conditions. Other risks of high yield bonds include price volatility, sensitivity to economic changes, limited liquidity and valuation difficulties.



--------------------------------------------------------------------------------
BERWYN INCOME FUND

o The prices of preferred stocks and common stocks are subject to market, economic and business risks that will cause their prices to fluctuate over time. The Fund may invest in preferred and common stocks of companies with small market capitalizations. Such preferred or common stocks tend to have less liquidity than the stocks of companies with large market capitalizations. The preferred stock of large companies, however, may also have limited liquidity, particularly if the size of the issue of such stock is small.


PERFORMANCE

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund's (and its predecessor's) performance from year to year for each of the last 10 calendar years, and by showing how the Fund's average annual total returns compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of the Fund's future performance.

                               [BAR CHART OMITTED]

                               1999         0.83%
                               2000         6.05%
                               2001        14.12%
                               2002         9.38%
                               2003        16.23%
                               2004         7.98%
                               2005         1.96%
                               2006         8.65%
                               2007         6.83%
                               2008       -10.19%

      Best Quarter: 2Q '03 +7.31%         Worst Quarter: 4Q '08 -8.09%

NOTE: THE IMPACT OF TAXES IS NOT REFLECTED IN THE BAR CHART; IF REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. RETURNS ARE NET OF ALL EXPENSES, ADVISORY FEES AND COMMISSIONS AND INCLUDE THE REINVESTMENT OF DIVIDENDS (TOTAL RETURN).



--------------------------------------------------------------------------------
                                                  BERWYN INCOME FUND (CONTINUED)
14

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008

The table below shows how the Fund's average annual total returns compare with those of the Citigroup Broad Investment Grade Bond Index and other relevant indices. The table also presents the impact of taxes on the Fund's returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

                                                  1 Year     5 Years    10 Years
                                                  ------     -------    --------
Fund Returns Before Taxes                        -10.19%       2.79%      5.94%
Fund Returns After Taxes on Distributions        -11.69%       1.15%      3.69%
Fund Returns After Taxes on Distributions and
   Sale of Fund Shares                            -6.39%       1.59%      3.78%
BIG (1)                                            7.02%       5.11%      5.86%
ML HYMII (2)                                     -26.39%      -0.86%      2.04%
LII (3)                                          -20.13%       0.74%      2.52%

--------------------------------------------------------------------------------
(1) Citigroup Broad Investment Grade Bond Index (BIG) is an unmanaged index of investment grade bonds. Returns for the BIG Index reflect no deduction for fees, expenses or taxes.
(2) Merrill Lynch High Yield Master II Index (ML HYMII) is an unmanaged index of high yield bonds. Returns for the ML HYMII Index reflect no deduction for fees, expenses or taxes.
(3) Lipper Income Fund Index (LII) is an average of the performance of mutual funds classified as equity income funds by Lipper. Returns for the LII Index are before taxes.





--------------------------------------------------------------------------------
BERWYN INCOME FUND (CONTINUED)

FEES AND EXPENSES

This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                                  None
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends                       None
--------------------------------------------------------------------------------
Redemption Fee (a),(b)                                                   1.00%
--------------------------------------------------------------------------------
Exchange Fee                                                              None
--------------------------------------------------------------------------------
                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                          0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                 None
--------------------------------------------------------------------------------
Other Expenses                                                           0.23%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses (c)                                      0.03%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     0.76%
--------------------------------------------------------------------------------

(a) A redemption fee of 1.00% of the amount redeemed is assessed if shares of the Fund are redeemed or exchanged in less than six months from the date of purchase.

(b) In addition to the 1.00% redemption fee, if applicable, the Fund's custodian charges a $15 fee on wire redemptions.

(c) Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments during the most recent fiscal year in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          One Year      Three Years      Five Years      Ten Years
          --------      -----------      ----------      ---------
             $78            $243            $422            $942

The above Example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.



--------------------------------------------------------------------------------
                                                  BERWYN INCOME FUND (CONTINUED)
16

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES
AND RELATED RISKS

The Fund's investment objective is to provide investors with current income while seeking to preserve capital by taking, in the opinion of the Advisor, reasonable investment risks. The Fund may invest in corporate bonds, U.S. Treasury bills, bonds and notes, debt securities issued by U.S. Government agencies, preferred stocks, asset-backed securities, mortgage-backed securities, municipal bonds and dividend-paying common stocks. Certain of the Fund's investments in corporate bonds and preferred stocks may be convertible into common stocks. The Fund may invest any percentage of its net assets in the foregoing securities as the Advisor deems appropriate, except common stocks. The Advisor will not purchase a common stock if it would cause the aggregate value of the common stocks that the Fund owns to exceed 30% of the Fund's net assets. The Advisor is not required to sell any common stocks owned by the Fund if the value of the common stocks exceeds 30% of net assets due to appreciation of the common stocks or depreciation of the Fund's other securities.

CORPORATE BONDS - The Fund invests only in the corporate bonds of those issuers that, in the opinion of the Advisor, have sufficient net worth and operating cash flow to repay principal and make timely interest payments. A corporate bond is an interest-bearing debt security issued by a corporation. For fixed rate bonds, the issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem (call) a bond before maturity.

While a bond's annual interest income established by the coupon rate may be fixed for the life of the bond, its yield (income as a percent of current price) will reflect current interest rate levels. The bond's price rises and falls so that its yield remains reflective of current market conditions.

The Advisor will select corporate bonds primarily on the basis of current yield and secondarily on the basis of anticipated long term return. The duration of bonds purchased by the Fund will usually vary from three to seven years. The Advisor has the discretion to vary the duration of the portfolio in order to take advantage of prevailing trends in interest rates.

When selecting corporate bonds, the Advisor will consider the rating the bond has received from Standard and Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"). The Advisor has the discretion to invest in bonds with any rating as long as the issuer is not in default in the payment of interest or principal. The Advisor may also invest in unrated bonds and may purchase bonds in private transactions that qualify under Rule 144A of the Securities Act of 1933.

PREFERRED AND COMMON STOCKS - The Fund may invest in common stocks, subject to the 30% limit described above, and in preferred stocks when the Advisor deems it appropriate. The portfolio allocations to preferred and common stocks are determined by the Advisor based upon the market valuation of these securities relative to corporate bonds. The outlook for the economy is also a consideration. During periods of economic


--------------------------------------------------------------------------------
BERWYN INCOME FUND (CONTINUED)
strength, greater emphasis may be placed on preferred and common stocks. Preferred stocks are generally selected based on one of two criteria: (1) preferred stocks that the Advisor believes are offering an above average yield, in comparison to preferred stocks of the same quality; and (2) preferred stocks offering the potential for capital appreciation due to the business prospects of the issuers. The Fund may also purchase preferred stocks in private transactions that qualify under Rule 144A of the Securities Act of 1933.

Common stocks are generally selected based on one of three criteria: (1) stocks selling substantially below their book values; (2) stocks selling at low valuations to their present earnings levels; and (3) stocks judged by the Advisor to have above average growth prospects and to be selling at small premiums to their book values or at modest valuations to their present earnings levels.

The Fund will only purchase common stocks that pay cash dividends. Preferred stocks that have a cumulative feature do not have to be paying current dividends in order to be purchased. If a common stock stops paying dividends after its purchase by the Fund, the Fund would not be required to sell the stock.

The method of stock selection used by the Fund may result in the Fund selecting stocks that are currently out of favor with most other investors. The Fund may invest in the securities of lesser-known companies. The Advisor believes, however, that the risks involved with specific stocks selected for the Fund will be lessened by diversification of the Fund's portfolio. In addition, the Fund invests only in stocks listed on national securities exchanges or quoted on the over-the-counter market.

REAL ESTATE INVESTMENT TRUSTS - The Fund may invest in real estate investment trusts ("REITs"). These are companies that invest in real estate, mortgages and construction loans. These companies normally do not pay federal income taxes but distribute their income to their shareholders who then become liable for the tax. The Fund invests in REITs that generate income and which, in the opinion of the Advisor, have a potential for capital appreciation. Some REITs own properties and earn income from leases and rents. These types of REITs are termed Equity REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed Mortgage REITs. Finally, there are Hybrid REITs that own properties and hold mortgages. The Fund may invest in any of the three types of REITs and may purchase common stocks, preferred stocks and bonds issued by REITs. The Fund intends to limit its investments in REITs to 15% of the value of its net assets. When investing in the common stocks of REITs, the Fund will also be bound by the 30% maximum limitation on common stock investments mentioned above.

EXCHANGE TRADED FUNDS - Shares of exchange traded funds ("ETFs") and other similar instruments may be purchased by the Fund. An ETF is an investment company registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index. ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 shares or more) called "creation units." Shares representing fractional interests in these creation units are listed for trading on national


--------------------------------------------------------------------------------
                                                  BERWYN INCOME FUND (CONTINUED)
18
securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day. The Fund will use ETFs primarily when it wishes to invest in certain markets or segments of markets, as represented by the particular ETF, in a diversified (as to number of companies or securities) manner. The Fund may also use ETFs as temporary or defensive investments. When the Fund invests in ETFs, the Fund will pay a management fee on the assets invested in the ETF in addition to the operating expenses of the Fund. The Fund will not invest (measured at the time of purchase) more than 15% of its net assets in shares of ETFs.

Investments in ETFs and other instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of securities including risks that: (1) the general level of securities prices may decline, thereby adversely affecting the value of each unit of the ETF; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or number of securities held; (3) an ETF may be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund. In addition, there may be a difference between the ETF's market value on the securities exchange and the ETF's net asset value.

TEMPORARY DEFENSIVE POSITIONS - Although the Fund will normally invest according to its investment objective as outlined above, the Fund may, for temporary defensive purposes, invest all or a portion of its assets in cash, cash equivalents, high quality money market instruments, money market funds and other short-term debt instruments. Investment in a money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.

RISKS OF INVESTING IN THE FUND

Investing in any mutual fund such as the Fund involves risks, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Due to the nature of the Fund, you should consider an investment in the Fund to be a long-term investment that typically provides the best results when held for a number of years.

An  investment  in the Fund is  subject  to  interest  rate risk and call  risk.
Interest rate risk is the chance that bond prices will fall as interest rates rise. Call risk is the chance that during periods of falling interest rates a bond, subject to a call, may be called prior to maturity, forcing the Fund to invest the proceeds at lower market rates.

There are significant risks in investing in high yield "junk" bonds. Issuers of these bonds are generally smaller, less creditworthy companies or highly leveraged companies which are generally less able than more financially stable companies to make scheduled payments of interest and principal. The risks posed by bonds issued


--------------------------------------------------------------------------------
BERWYN INCOME FUND (CONTINUED)
under such circumstances are substantial. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged companies or smaller, less creditworthy companies may experience financial stress. During these periods, such companies may not have sufficient cash flows to meet their interest payment obligations. A company's ability to service its debt obligations may also be adversely affected by specific corporate developments, the company's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield, high risk bonds because such securities are often unsecured and are often subordinated to other creditors of the issuer.

In addition to the risk of default, holders of high yield, high risk bonds also face the risk of greater market volatility than the holders of investment grade bonds. Changes in the general level of interest rates normally affect the market value and yield of corporate bonds. As a general rule, if the level of interest rates were to decline, these securities would increase in value and the yield would decline. Conversely, if interest rates rise, bonds decline in value and yields increase. Fluctuations in the general level of interest rates would therefore affect the value of the Fund's bond investments and the value of an investment in the Fund. The market value of high yield, high risk bonds may be affected not only by changing interest rates, but also by investors' perceptions of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Especially at such times, trading in high yield, high risk bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high yield, high risk bonds may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, the prices of high yield, high risk bonds may become more volatile and these securities may experience sudden and substantial price declines.

In addition to bonds that are rated, the Fund may also invest in unrated bonds. These securities may or may not be more speculative than investment grade
securities.   The  risks  of  investing   in  unrated   bonds  depend  upon  the
creditworthiness of the issuer, changes in interest rates and economic and market factors. The Advisor will evaluate the creditworthiness of an unrated debt security and the issuer's ability to meet the interest and principal obligations of such security.

There are risks to investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Advisor, however, monitors the investment environment and the Fund's investments in REITs as a means of controlling the exposure to these risks.




--------------------------------------------------------------------------------
                                                  BERWYN INCOME FUND (CONTINUED)
20

The following  table  highlights  other risks  associated  with investing in the
Fund:
--------------------------------------------------------------------------------
                                      RISKS
--------------------------------------------------------------------------------
MARKET RISK is the risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value due to factors such as economic conditions, future expectations or investor confidence. If the value of the majority of securities held by the Fund increases in value, then the value of the net assets of the Fund and an investment in the Fund would normally increase in value. If there is a decline in the value of a majority of the securities of the Fund, then the value of the net assets of the Fund and an investment in the Fund would normally decline in value.
--------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline due to changing expectations for the performance of that industry or for the individual company issuing the stock or bond.
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER rates reflect the amount of securities that are replaced by the Fund from the beginning of the year to the end of the year. The degree of portfolio activity may affect brokerage costs and other transaction costs of the Fund, as well as taxes payable by shareholders.
--------------------------------------------------------------------------------
SMALL COMPANY INVESTMENT RISK includes the general risks of investing in common stocks such as market, economic and business risks that cause their prices to fluctuate over time. Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks and the potentially greater sensitivity of such small companies to changes in, or failure of, management and to other changes in competitive, business, industry and economic conditions, including risks associated with more limited production, markets, management depth, or financial resources than larger companies.
--------------------------------------------------------------------------------







--------------------------------------------------------------------------------
BERWYN INCOME FUND (CONTINUED)

--------------------------------------------------------------------------------
                                     RISKS
--------------------------------------------------------------------------------
MARKET DISRUPTION RISK. The United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable.
Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment goals, but there can be no assurance that it will be successful in doing so.

--------------------------------------------------------------------------------

For additional information about the Fund's investment strategies, please see the Statement of Additional Information.






--------------------------------------------------------------------------------
                                                  BERWYN INCOME FUND (CONTINUED)
22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which may be obtained at no charge by calling the Fund at 1-800-992-6757.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                        YEARS ENDED

                                            12/31/08       12/31/07       12/31/06       12/31/05       12/31/04
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR .....   $    12.10     $    12.28     $    11.85     $    12.13     $    11.74
                                           ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income ...............         0.60           0.59           0.57           0.51           0.51
   Net Realized and Unrealized Gains
     (Losses) on Investment
     Securities ........................        (1.80)          0.24           0.43          (0.28)          0.40
                                           ----------     ----------     ----------     ----------     ----------
     Total Income (Loss) from
       Investment Operations. ..........        (1.20)          0.83           1.00           0.23           0.91
                                           ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
   Dividends from Net Investment Income         (0.60)         (0.59)         (0.57)         (0.51)         (0.53)
   Distributions from Net Realized Gains
     from Sales of Investment Securities           --          (0.42)            --             --             --
                                           ----------     ----------     ----------     ----------     ----------
     Total Distributions ...............        (0.60)         (1.01)         (0.57)         (0.51)         (0.53)
                                           ----------     ----------     ----------     ----------     ----------
PROCEEDS FROM REDEMPTION
   FEES COLLECTED ......................         0.00*          0.00*          0.00*          0.00*          0.01
                                           ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR. ..........   $    10.30     $    12.10     $    12.28     $    11.85     $    12.13
                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN ...........................      (10.19%)         6.83%          8.65%          1.96%          7.98%
                                           ==========     ==========     ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Year (000's) .....   $  234,645     $  242,681     $  228,798     $  234,728     $  205,615

   Ratio of Expenses to Average
     Net Assets ........................        0.73%          0.70%          0.73%          0.72%          0.64%

   Ratio of Net Investment Income
     to Average Net Assets .............        5.36%          4.70%          4.67%          4.34%          4.54%

   Portfolio Turnover Rate .............          64%            37%            31%            49%            48%

*     Amount rounds to less than $0.01 per share.






--------------------------------------------------------------------------------
BERWYN INCOME FUND (CONTINUED)

BERWYN CORNERSTONE FUND SERIES
================================================================================

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

Berwyn Cornerstone Fund seeks to achieve long-term capital appreciation; current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES

The Fund intends to achieve its objective through investments in equity and fixed income securities, such as common stocks, preferred stocks and corporate bonds, that offer potential for long-term capital appreciation. The Fund invests in securities that the Advisor believes are undervalued. The Advisor determines the percentage of each type of security to hold based upon the prevailing economic and market conditions. Normally, the Fund will invest primarily in equity securities, the majority of which will be issued by large-capitalization and/or mid-capitalization companies (those with market capitalizations greater than the smallest capitalization company included in the S&P MidCap 400 Index at the time the security is purchased). The Advisor has the discretion to invest up to 100% of the Fund's net assets in common stocks, preferred stocks, or corporate bonds. The Advisor may invest in fixed income securities with any credit rating or maturity date. If the Advisor decides it is appropriate, the Advisor may invest all or a portion of the Fund's assets in lower rated, high yield, high risk bonds, known as "junk bonds." The Advisor will invest in corporate bonds and preferred stocks when it believes that prevailing interest rates offer the potential for these instruments to achieve long term capital appreciation or during periods of stock market adversity. The Fund will invest primarily in securities issued by domestic entities.

PRINCIPAL RISKS

o There is no assurance that the Fund will achieve its investment objective. Market, economic and business risks affect the prices of common stocks and other equity securities and cause them to fluctuate over time. While common stocks have historically been a leading choice of long term investors, stock prices may decline over short or even extended periods. Therefore, the value of an investment in the Fund may decline and you may lose money.

o Equity securities such as common stocks and preferred stocks carry the potential for unpredictable drops in value and periods of lackluster performance. Many factors can change the value of equity securities, including the issuer's historical and prospective earnings, the value of its assets, general economic, geographic, environmental and political conditions, interest rates, investor perceptions and market liquidity. Different parts of the market and different types of equity securities can react differently to these developments. For example, large-cap stocks can react differently from mid-cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as


--------------------------------------------------------------------------------
                                                         BERWYN CORNERSTONE FUND
24
      a whole. In general, the smaller the company's size, the more susceptible it is to rapid decreases in the value of its securities. Smaller companies may be more unstable or inexperienced than larger companies so that these investments may pose greater investment risks. Therefore, the value of securities of mid-cap (medium size), less well-known issuers can be more volatile than the stocks of large-cap companies.

o The Fund's investment approach may result in investments in securities that are not currently in favor with most other investors and in investments in securities of lesser-known companies. The Fund's investment success depends on the skill of the Advisor in evaluating, selecting, and monitoring the Fund's investments. If the Advisor's conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

o High yield bonds ("junk bonds") entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater the price impact from interest rate changes. The value of the Fund's other investments may also vary with bond market conditions. Other risks of high yield bonds include price volatility, sensitivity to economic changes, limited liquidity and valuation difficulties.

o The Fund is considered a "non-diversified" investment company under federal laws and regulations. This means that the Fund may invest a greater portion of its net assets in the shares of individual companies than a diversified fund could. Changes in the financial condition or market assessment of these companies may cause greater fluctuations in the share price of the Fund than in the share price of a diversified fund.











--------------------------------------------------------------------------------
BERWYN CORNERSTONE FUND (CONTINUED)

PERFORMANCE

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund's average annual total returns compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of the Fund's future performance.

                               [BAR CHART OMITTED]

                               2003        17.09%
                               2004        10.62%
                               2005         5.40%
                               2006        18.28%
                               2007         0.19%
                               2008       -28.61%

      Best Quarter: 4Q '03 +8.73%         Worst Quarter: 4Q '08 -21.65%

NOTE: THE IMPACT OF TAXES IS NOT REFLECTED IN THE BAR CHART; IF REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. RETURNS ARE NET OF ALL EXPENSES, ADVISORY FEES AND COMMISSIONS AND INCLUDE THE REINVESTMENT OF DIVIDENDS (TOTAL RETURN). RETURNS REFLECT FEE WAIVERS BY THE ADVISOR AND WITHOUT SUCH FEE WAIVERS RETURNS WOULD HAVE BEEN LOWER.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008

The table below shows how the Fund's average annual total returns compare with those of the Standard & Poor's MidCap 400 Index and the Standard & Poor's 500 Index. The table also presents the impact of taxes on the Fund's returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

                                                                 Since Inception
                                               1 Year   5 Years   (May 1, 2002)
                                               ------   -------   -------------
Fund Returns Before Taxes                     -28.61%    -0.27%       2.01%
Fund Returns After Taxes on Distributions     -28.71%    -0.78%       1.63%
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                    -18.46%    -0.10%       1.83%
Standard & Poor's MidCap 400 Index (1)        -36.23%    -0.08%       1.21%
Standard & Poor's 500 Index (2)               -37.00%    -2.19%      -0.86%

(1) The Standard & Poor's MidCap 400 Index is an unmanaged index of equity securities of companies with mid-size market capitalizations. Returns for the S&P MidCap 400 Index reflect no deduction for fees, expenses or taxes.

(2) The Standard & Poor's 500 Index is included as an additional index for comparison because the Advisor may invest a significant portion of the Fund's assets in large-capitalization companies, such as those contained in the S&P 500 Index. The S&P 500 Index is an unmanaged index of the common stocks of 500 widely held U.S. companies. Returns for the S&P 500 Index reflect no deduction for fees, expenses or taxes.


--------------------------------------------------------------------------------
                                             BERWYN CORNERSTONE FUND (CONTINUED)
26

FEES AND EXPENSES

This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                                  None
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Reinvested Dividends                       None
--------------------------------------------------------------------------------
Redemption Fee (a),(b)                                                   1.00%
--------------------------------------------------------------------------------
Exchange Fee                                                              None
--------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                          1.00%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                 None
--------------------------------------------------------------------------------
Other Expenses                                                           1.78%
--------------------------------------------------------------------------------
Acquired Fund Fees and Expenses (c)                                      0.04%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                     2.82%
--------------------------------------------------------------------------------
Management Fee Waivers (d)                                              (0.78%)
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses                                       2.04%
--------------------------------------------------------------------------------

(a) A redemption fee of 1.00% of the amount redeemed is assessed if shares of the Fund are redeemed or exchanged in less than six months from date of purchase.

(b) In addition to the 1.00% redemption fee, if applicable, the Fund's custodian charges a $15 fee on wire redemptions.

(c) Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments during the most recent fiscal year in other investment companies.

(d) The Advisor has agreed to waive all or a portion of its management fees in order to limit Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) to 2.00%.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          One Year      Three Years      Five Years      Ten Years
          --------      -----------      ----------      ---------
            $207            $640           $1,098          $2,369

The above Example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
BERWYN CORNERSTONE FUND (CONTINUED)

INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS

The Fund's investment objective is long-term capital appreciation; current income is a secondary consideration. The Fund is a non-diversified, open-end management investment company. Being non-diversified means that the Fund may invest a greater portion of its net assets in the securities of individual issuers.

The Advisor is a value manager. Finding value in the marketplace is dependent upon many factors, including the level of inflation, price-to-earnings ratios, interest rates, stock market psychology and political factors. The Fund invests primarily in equity securities, the majority of which will be issued by large-capitalization and/or mid-capitalization companies (those with market capitalizations greater than the smallest capitalization company included in the S&P MidCap 400 Index at the time the security is purchased). As a result of this investment posture, the Fund may compare its performance against both the Standard & Poor's 400 MidCap Index (an index of companies with mid-size market capitalizations) and the Standard & Poor's 500 Index (an index of 500 widely-held large capitalization stocks).

The Fund typically invests in what it believes to be undervalued equity and fixed income securities that offer potential for long-term capital appreciation. This approach can often result in selecting securities that are out of favor with most other investors.

Even though the Fund is considered non-diversified, it has adopted certain investment limitations for purposes of diversification. Two particularly significant restrictions are: (1) with respect to 50% of the market value of its total assets, the Fund will not, at the time of purchase, invest more than 5% of the value of its total assets, at market value, in the securities of any one issuer, except the securities of the U.S. government, and (2) with respect to the other 50% of the market value of its total assets, the Fund will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer. With these two restrictions, hypothetically, the Fund could hold a portfolio with investments in as few as 14 issuers. The Fund does not anticipate having a portfolio with as few as 14 issuers. The Advisor also uses two basic guidelines in the management of the Fund's investment portfolio: (1) the initial investment in any single issuer will comprise less than 5% of the total value of the assets in the portfolio; and (2) the initial investment in any one industry will comprise less than 20% of the total value of the assets in the portfolio. Under normal market conditions, the Fund intends to follow these 5% and 20% investment guidelines of the Advisor. The maximum that the Fund will invest in any one industry will be 25% of the value of its total assets; this is a fundamental policy adopted by the Fund and therefore can only be changed with shareholder approval.

EQUITY SECURITIES - The equity securities in which the Fund invests are common and preferred stocks. The Fund generally selects common stock investments based on one of three broad criteria: (1) stocks of companies selling substantially below their book value; (2) stocks of companies that, in the opinion of the Advisor, are selling at an attractive valuation to their present earnings level; and (3) stocks of companies judged by the Advisor to have above-average growth prospects over the next three-to-five year period and to be selling, in the opinion of the Advisor, at small premiums to their book values or at modest valuations to their present earnings levels.


--------------------------------------------------------------------------------
                                             BERWYN CORNERSTONE FUND (CONTINUED)
28

The Advisor believes that (i) its strategy of investing in undervalued common stocks offers potential for long-term capital appreciation above that of the leading stock market indices (i.e., Dow Jones Industrial Average, S&P MidCap 400 Index and S&P 500 Index), and (ii) implementation of the guidelines of the Advisor for portfolio management together with the investment restrictions previously described will tend to moderate the risks in this investment approach.

A preferred stock is a share of stock issued by a corporation that usually has rights or preferences superior to those of common stock. Preferred stock may have a fixed dividend, and the issuer of preferred stock may have the right to redeem (call) the stock in accordance with a specified redemption price and/or date. Preferred stocks are generally selected based on one of two criteria: (1) preferred stocks the Advisor believes are offering an above average yield, in comparison to preferred stocks of the same quality; and (2) preferred stocks offering the potential for capital appreciation due to the business prospects of the issuers.

EXCHANGED TRADED FUNDS - Shares of exchange traded funds ("ETFs") and other similar instruments may be purchased by the Fund. An ETF is an investment company registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index. ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 shares or more) called "creation units." Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day. The Fund will use ETFs primarily when it wishes to invest in certain markets or segments of markets, as represented by the particular ETF, in a diversified (as to number of companies or securities) manner. The Fund may also use ETFs as temporary or defensive investments. When the Fund invests in ETFs, the Fund will pay a management fee on the assets invested in the ETF in addition to the operating expenses of the Fund. The Fund will not invest (measured at the time of purchase) more than 25% of its net assets in shares of ETFs.

Investments in ETFs and other instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of securities including risks that: (1) the general level of securities prices may decline, thereby adversely affecting the value of each unit of the ETF; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or number of securities held; (3) an ETF may be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund. In addition, there may be a difference between the ETF's market value on the securities exchange and the ETF's net asset value.

FIXED INCOME SECURITIES - The fixed income securities in which the Fund primarily invests are corporate bonds. A corporate bond is an interest bearing debt security issued by a corporation. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem
(call) a bond before maturity.


--------------------------------------------------------------------------------
BERWYN CORNERSTONE FUND (CONTINUED)

Some of the fixed income securities (or preferred stocks) in which the Fund invests may be convertible into common stocks. While the annual income paid on a fixed income security may be constant for the life of the instrument, its yield (income as a percent of current price) will reflect current interest rate levels. The price of a fixed income security rises and falls so that its yield remains reflective of current market conditions. The price of a fixed income security usually rises when interest rates fall and usually falls when interest rates rise. If a fixed income security (or preferred stock) has a conversion feature, its price will generally rise if the price of the underlying common stock appreciates above the conversion price. If the underlying common stock trades below the conversion price, the fixed income security will generally trade based upon current interest rate levels. If a fixed income security is subject to call and is called before maturity, the Fund may have to reinvest the proceeds at lower market rates.

While the Fund emphasizes investments in equity secrurities, the Fund may invest in fixed income securities when the Advisor believes that, based on prevailing interest rates, fixed income securities offer the potential for long-term capital appreciation or during periods of stock market adversity. The fixed income securities selected may include securities within any of the rating categories of Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), including securities with a S&P D rating, a Moody's C rating and unrated securities that are determined by the Advisor to be of equivalent quality. (See Appendix A in the Statement of Additional Information for S&P and Moody's descriptions of bond ratings.) Fixed income securities that are rated BBB (by S&P) or Baa (by Moody's) are riskier investments than debt securities rated A (by S&P or Moody's) and higher. Fixed income securities that have credit ratings lower than BBB (by S&P) or Baa (by Moody's) are commonly referred to as "junk bonds." These lower rated securities are speculative investments and investments in them are subject to more risk than an investment in a fixed income securities with a rating of BBB or Baa or higher. The ability of the issuer of a lower rated security to pay interest or repay principal in accordance with the terms of the obligation may be impacted more severely by adverse economic conditions or a business downturn than the ability of an issuer of higher rated securities. Unrated securities may or may not be considered more creditworthy than lower rated securities.

TEMPORARY DEFENSIVE POSITION - Although the Fund will normally invest according to its investment objective as outlined above, the Fund may, for temporary defensive purposes, invest all or a portion of its assets in cash, cash equivalents, high quality money market instruments, money market funds and other short-term debt instruments. Investment in a money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.

RISKS OF INVESTING IN THE FUND

Investing in any mutual fund such as the Fund involves risks, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Due to of the nature of the Fund, you should consider an investment


--------------------------------------------------------------------------------
                                             BERWYN CORNERSTONE FUND (CONTINUED)
30
in the Fund to be a long-term investment that typically provides the best results when held for a number of years. Since the Fund is a non-diversified fund, an investment in the Fund may pose greater risks than an investment in a diversified fund.

When the Fund invests primarily in corporate bonds, an investment in the Fund is subject to interest rate risk and call risk. Interest rate risk is the chance that bond prices will fall as interest rates rise. Call risk is the chance that during periods of falling interest rates a bond, subject to a call, may be called prior to maturity, forcing the Fund to invest the proceeds at lower market rates. If the corporate bonds in which the Fund invests are high yield, high risk bonds, there will be other risks. Issuers of high yield, high risk bonds are generally smaller, less creditworthy companies or highly leveraged companies which are generally less able than more financially stable companies to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged companies or smaller, less creditworthy companies may experience financial stress. During these periods, such companies may not have sufficient cash flows to meet their interest payment obligations. A company's ability to service its debt obligations may also be adversely affected by specific corporate developments, the company's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield, high risk bonds because such securities are unsecured and are often subordinated to other creditors of the issuer.

In addition to the risk of default, holders of high yield, high risk bonds also face the risk of greater market volatility than the holders of investment grade bonds. Changes in the general level of interest rates normally affect the market value and yields of corporate bonds. As a general rule, if the level of interest rates were to decline, these securities would increase in value and the yields would decline. Conversely, if interest rates rise, bonds decline in value and yields increase. Fluctuations in the general level of interest rates would therefore affect the value of the Fund's bond investments and the value of an investment in the Fund. The market value of high yield, high risk bonds may be affected not only by changing interest rates, but also by investors' perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Especially at such times, trading in high yield, high risk bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high yield, high risk bonds may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, the prices of high yield, high risk bonds may become more volatile and these securities may experience sudden and substantial price declines.

In addition to bonds that are rated, the Fund may also invest in unrated bonds. These securities may or may not be more speculative than investment grade securities. The risks of investing in unrated bonds depend upon the creditworthiness of the issuers, changes in interest rates and economic and market factors. The Advisor will evaluate the creditworthiness of an unrated debt security and the issuer's ability to meet the interest and principal obligations of such security.

--------------------------------------------------------------------------------
BERWYN CORNERSTONE FUND (CONTINUED)

The following  table  highlights  other risks  associated  with investing in the
Fund.
--------------------------------------------------------------------------------
                                      RISKS
--------------------------------------------------------------------------------
MARKET RISK is the risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value due to factors such as economic conditions, future expectations or investor confidence. If the value of the majority of securities held by the Fund increases in value, then the value of the net assets of the Fund and an investment in the Fund would normally increase in value. If there is a decline in the value of a majority of the securities of the Fund, then the value of the net assets of the Fund and an investment in the Fund would normally decline in value.
--------------------------------------------------------------------------------
INDUSTRY AND SECURITY RISK is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline due to changing expectations for the performance of that industry or for the individual company issuing the stock or bond.
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER rates reflect the amount of securities that are replaced by the Fund from the beginning of the year to the end of the year. The degree of portfolio activity may affect brokerage costs and other transaction costs of the Fund, as well as taxes payable by shareholders.
--------------------------------------------------------------------------------
MID-CAP COMPANY INVESTMENT RISK includes the general risks of investing in equity securities such as market, economic and business risk that cause their prices to fluctuate over time. Historically, securities of mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks and the potentially greater sensitivity of such mid-cap companies to changes in, or failure of, management and to other changes in competitive, business, industry and economic conditions, including risks associated with more limited production, markets, management depth, or financial resources than larger companies.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                             BERWYN CORNERSTONE FUND (CONTINUED)
32

--------------------------------------------------------------------------------
                                     RISKS
--------------------------------------------------------------------------------
MARKET DISRUPTION RISK. The United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

The recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable.
Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund's ability to achieve its investment goal.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund's portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund's investment goals, but there can be no assurance that it will be successful in doing so.

--------------------------------------------------------------------------------

For additional information about the Fund's investment strategies, please see the Statement of Additional Information.









--------------------------------------------------------------------------------
BERWYN CORNERSTONE FUND (CONTINUED)

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which may be obtained at no charge by calling the Fund at 1-800-992-6757.

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                        YEARS ENDED

                                            12/31/08       12/31/07       12/31/06       12/31/05       12/31/04
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR .....   $    13.62     $    14.80     $    13.11     $    12.72     $    11.58
                                           ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss) ........         0.09           0.18           0.06          (0.02)         (0.03)
   Net Realized and Unrealized Gains
     (Losses) on Investment Securities .        (3.99)         (0.15)          2.34           0.71           1.26
                                           ----------     ----------     ----------     ----------     ----------
     Total Income (Loss) from
       Investment Operations ...........        (3.90)          0.03           2.40           0.69           1.23
                                           ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
   Dividends from Net Investment Income         (0.09)         (0.18)         (0.06)            --             --
   Distributions from Net Realized Gains
     from Sales of Investment Securities        (0.00)*        (1.03)         (0.65)         (0.30)         (0.09)
                                           ----------     ----------     ----------     ----------     ----------
     Total Distributions ...............        (0.09)         (1.21)         (0.71)         (0.30)         (0.09)
                                           ----------     ----------     ----------     ----------     ----------
PROCEEDS FROM REDEMPTION
   FEES COLLECTED ......................         0.00*            --           0.00*          0.00*            --
                                           ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR ...........   $     9.63     $    13.62     $    14.80     $    13.11     $    12.72
                                           ==========     ==========     ==========     ==========     ==========

TOTAL RETURN ...........................      (28.61%)         0.19%         18.28%          5.40%         10.62%
                                           ==========     ==========     ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Year (000's) .....   $    6,076     $    7,423     $    7,448     $    5,148     $    2,319

   Ratio of Total Expenses
     to Average Net Assets .............        2.78%          2.52%          2.85%          3.63%          5.46%

   Ratio of Net Expenses
     to Average Net Assets # ...........        2.00%          2.00%          2.00%          2.00%          1.99%

   Ratio of Net Investment Income (Loss)
     to Average Net Assets .............        0.03%          0.66%         (0.42%)        (1.79%)        (3.85%)

   Ratio of Net Investment Income (Loss)
     to Average Net Assets # ...........        0.81%          1.18%          0.43%         (0.16%)        (0.38%)

   Portfolio Turnover Rate .............          46%            38%            23%            18%             7%

*     Amount rounds to less than $0.01 per share.

#     After advisory fee waivers and expense reimbursements by the Advisor.


--------------------------------------------------------------------------------
                                             BERWYN CORNERSTONE FUND (CONTINUED)
34

MANAGEMENT OF THE FUNDS
================================================================================

Each Fund is a series of The Berwyn Funds (the "Trust"), an open-end management investment company organized as a Delaware statutory trust. The Board of Trustees supervises the business activities of the Funds. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Funds.

The Killen Group, Inc. is the investment advisor to each Fund. The Advisor is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, Chief Executive Officer and sole shareholder of the Advisor.

As of December 31, 2008, the Advisor managed 272 investment portfolios and had assets under management totaling approximately $493 million.

THE INVESTMENT MANAGEMENT COMMITTEE

The Advisor has an Investment Management Committee (the "Committee") of portfolio managers and analysts dedicated to managing the Funds. The Committee became responsible for managing the Funds in 2005. Prior to that time, certain individuals were designated as portfolio manager or co-portfolio managers for each Fund. The Committee meets regularly to review portfolio holdings and discuss purchase and sale activity. Committee members make decisions to buy and sell securities for the Funds as they see fit, guided by the each Fund's investment objectives and strategies.

The Committee members, who are jointly and primarily responsible for the day-to-day management of the Funds, are identified below:

LEE S. GROUT - Mr. Grout is a Vice President and Head of Research of the Advisor. He has been a Committee member since 1997. Mr. Grout's primary responsibilities within the Committee include research and portfolio analysis, with emphasis on fundamental equity research. Mr. Grout joined the Advisor in 1997. He is a Chartered Financial Analyst.

EDWARD A. KILLEN II - Mr. Killen is Executive Vice President of the Advisor. He has been a Committee member since 1984. Mr. Killen's primary responsibilities within the Committee include research and trading, with emphasis on fixed income securities. Mr. Killen joined the Advisor in 1982. Mr. Killen has over 25 years of investment management experience.

ROBERT E. KILLEN - Mr. Killen is Chairman, Chief Executive Officer and sole shareholder of the Advisor. He has been a Committee member since 1984. Mr. Killen's primary responsibilities within the Committee include research and technical analysis, with emphasis on fundamental equity research. Mr. Killen is also President and Chairman of the Board of the Trust. Mr. Killen founded the Advisor in 1982 and has over 35 years of investment management experience.

GEORGE CIPOLLONI III - Mr. Cipolloni is a research analyst for the Advisor. He has been a Committee member since 2003. Mr. Cipolloni's primary responsibilities within


--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS
the Committee include research, fixed income trading and portfolio analysis. Mr. Cipolloni joined the Advisor in 2002. He is a Chartered Financial Analyst.

RAYMOND J. MUNSCH - Mr. Munsch is President and Chief Operating Officer of the Advisor. He has been a Committee member since 1998. Mr. Munsch's primary responsibilities within the Committee include portfolio analysis and operations. Mr. Munsch joined the Advisor in 1998 and has over 35 years of investment management experience.

Purchase and sale decisions are made by a majority of the Committee members based upon company-specific research, prospects for the company and its industry sector, and the perceived value of the company's securities. The price at which trades are executed is determined for Berwyn Fund and Berwyn Cornerstone Fund primarily by Messrs. Robert Killen, Cipolloni or Grout and for Berwyn Income Fund primarily by Messrs. Edward Killen, Cipolloni or Munsch. Actual trades may be placed by any of the Committee members, or by other employees of the Advisor at the direction of the Committee members.

The Statement of Additional Information provides additional information about the Committee members' compensation, other accounts managed by the Committee members, and the Committee members' ownership of shares of the Funds.

INVESTMENT MANAGEMENT FEES

For its investment advisory services to the Berwyn Fund, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. During the fiscal year ended December 31, 2008, the Berwyn Fund paid the Advisor Management Fees equal to 1.00% of its average daily net assets. The advisory fee payable to the Advisor by the Berwyn Fund is higher than that of many other mutual funds.

For its investment advisory services to the Berwyn Income Fund, the Advisor receives a fee at the annual rate of 0.50% of the Fund's average daily net assets. During the fiscal year ended December 31, 2008, the Berwyn Income Fund paid the Advisor Management Fees equal to 0.50% of its average daily net assets.

For its investment advisory services to the Berwyn Cornerstone Fund, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. During the fiscal year ended December 31, 2008, the Berwyn Cornerstone Fund paid the Advisor Management Fees (after fee waivers) equal to 0.22% of its average daily net assets. The advisory fee payable to the Advisor by the Berwyn Cornerstone Fund is higher than that of many other mutual funds.

GENERAL INFORMATION REGARDING THE INVESTMENT ADVISORY CONTRACTS

Pursuant to investment advisory contracts between the Trust and the Advisor, the Advisor provides the Funds with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Funds. Each Fund is permitted to pay brokerage commissions to brokers who are affiliated with the Advisor or the Trust.

--------------------------------------------------------------------------------
                                             MANAGEMENT OF THE FUNDS (CONTINUED)

Under each investment advisory contract, the Advisor's fee will be reduced in any fiscal year by the amount necessary to limit a Fund's expenses (excluding taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses, but inclusive of the Advisor's fee payable by the Fund) to 2.00% of the Fund's average daily net assets when the Fund's net assets are $100 million or less, or 1.50% of the Fund's average daily net assets when the Fund's net assets exceed $100 million. In addition, the contracts provide that the Advisor is not responsible for reimbursing operating expenses exceeding its advisory fee payable under the contracts. However, the Advisor presently intends to reimburse any Fund, if necessary, for operating expenses exceeding the amount of its advisory fee in order to maintain the Fund's total operating expenses at 2.00%. The Advisor may, however, discontinue any such reimbursement of these expenses at any time in its discretion.

A discussion regarding the factors considered by the Board of Trustees in its most recent approval of the Funds' investment advisory contracts, including its conclusions with respect thereto, will be available in the Trust's semi-annual report for the period ending June 30, 2009.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Funds' administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include
(i) providing office space, equipment, officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv)
regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

Ultimus Fund Distributors, LLC (the "Distributor") serves as the principal underwriter of the Funds. The Distributor is located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 and is a wholly-owned subsidiary of Ultimus. The Funds may be offered by other broker-dealers as well.

The Statement of Additional Information has more detailed information about the Advisor, Ultimus, the Distributor and other service providers to the Funds.








--------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS (CONTINUED)

SHAREHOLDER INFORMATION
================================================================================

BUYING SHARES

Shares of the Funds are sold without a sales charge. The share price of a Fund is the Fund's net asset value per share ("NAV"). Your order will be priced at the next NAV calculated after the Funds' transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent"), receives your order in proper form. The Trust also has arrangements that permit certain third parties to accept orders for shares of the Funds, so that investors can receive the NAV calculated after the order is received in proper form by an authorized third party.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

The NAV is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) on each day the Exchange is open. If your order is received by the Transfer Agent after the close of trading, your order will be priced at the next business day's NAV. Currently, the Exchange is closed on Saturdays and Sundays and on the following holidays:
New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

CALCULATION OF NAV

A Fund's NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all liabilities, by the number of shares outstanding. The Funds' securities are valued each day at their market value, which usually means the last quoted sales price on a security's principal exchange. Securities not traded on the valuation date and securities not listed on an exchange are valued at the last quoted bid price. All other securities, including securities in which the quotations are considered by the Advisor to be unreliable due to significant market or other events, are priced at their fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. This most commonly would occur with a Fund's investments in junk bonds, small capitalization companies and/or illiquid securities, but may occur in other cases as well. When fair value pricing is employed, the prices of the securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Each Fund may at times invest a portion of its assets in other open-end management investment companies registered under the 1940 Act. When calculating its NAV, each Fund will use the net asset value as calculated and reported by such registered open-end management investment company, which net asset value may be based on


--------------------------------------------------------------------------------
                                                         SHAREHOLDER INFORMATION
38
fair value pricing. To understand the fair value pricing process used by the registered open-end management investment companies in which the Funds invest, please consult their most current prospectus.

MINIMUM INVESTMENT REQUIREMENTS

The minimum initial investment for shares of the Funds is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in a single Fund or among accounts in more than one of the Funds that total $3,000 in the aggregate. Subsequent investments must be at least $250.

For an Individual Retirement Account (IRA), the minimum initial investment is $1,000. The minimum initial investment for a spousal IRA is $250. Subsequent investments in IRA accounts must be at least $250. There are no minimum investment requirements for an investment by a pension or profit sharing plan or a custodial account established for the benefit of a minor.

The Trust has an Automatic Investment Plan under which an investor may have money transferred from the investor's checking account to the investor's account with the Fund(s). If you wish to use this plan, please contact the Transfer Agent at (800) 992-6757 for further information.

EXCHANGE OF SHARES

You may generally exchange your shares of one Fund for shares of another Fund. The initial minimum investment requirements described above must be met with respect to an exchange.

You may request an exchange by calling (800) 992-6757 between 8:30 a.m. and 5:30 p.m., Eastern time, on any business day or by writing to the Transfer Agent, Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Exchange requests received after 4:00 p.m. Eastern time will receive the next day's NAV.

You will only be permitted to exchange shares of one Fund for shares of another Fund four times in any twelve-month period. The Trust reserves the right to amend or change the exchange privilege upon 60 days' notice to shareholders. Exchanges are subject to the redemption fee described below if the shares being exchanged were purchased within six months of the date of the exchange transaction.

REDEEMING SHARES

You may redeem your shares at any time. The shares will be redeemed at the next NAV calculated after the Transfer Agent has received your redemption request. You may redeem your shares by sending a written request, signed by the account owner(s) and stating the name of the account, the account number and the Fund name, to the Transfer Agent. If you have selected the telephone redemption option on your application, you may redeem shares having a value of $100,000 or less by calling the Transfer Agent at (800) 992-6757 on any business day between the hours of 8:30 a.m. and 5:30 p.m., Eastern time. Redemption requests received after 4:00 p.m. Eastern time will receive the next day's NAV. The Transfer Agent will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if reasonable procedures


--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION (CONTINUED)
are followed, neither the Funds nor the Transfer Agent will be liable for any losses due to unauthorized or fraudulent telephone transactions. If the shares redeemed have a value of more than $100,000, your signature must be guaranteed as set forth below. If the name(s) or address on your account has been changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Funds are obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of a Fund's net assets or $250,000 during any 90-day period. Should any shareholder's redemption exceed this limitation, the Fund may, at its option, redeem the excess in cash or in portfolio securities selected solely by the Advisor (and valued as in computing NAV). If a redemption is made in portfolio securities, an investor selling such securities received in the redemption may incur brokerage charges and there can be no assurance that the prices realized by an investor upon the sale of such securities will not be less than the values used in connection with such redemption.

There are no sales charges imposed for redeeming shares. However, to discourage short term trading, the Funds charge a 1% redemption fee on shares held for less than six months. The fee is charged on the proceeds of the redemption. The fee is paid to the Fund from which the shares were redeemed and included in its net assets for the benefit of the remaining shareholders. This fee is waived where the shares of the Fund are offered as an option in a 401(k) or other retirement program. The fee is also waived if an investor establishes a systematic withdrawal plan when opening an account or if an investor is taking a required minimum distribution from an IRA. The Trust reserves the right to waive the redemption fee in other specified circumstances.

Shareholders may buy and sell shares of the Funds through certain broker-dealers, who may charge a fee for such service. If a shareholder redeems shares through the Transfer Agent and requests that the proceeds be wired to the shareholder's financial institution, the Funds' custodian will charge the shareholder a wiring fee (currently $15).

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Funds against fraud, certain requests require a signature guarantee. A signature guarantee verifies the authenticity of your signature. You will need to have your signature guaranteed under any of the following circumstances:

o     If the shares redeemed have a value of more than $100,000

o     If you are changing a shareholder's name of record

o If the payment of the proceeds of a redemption of any amount are to be sent to any person, address or bank account not on record

o If the shares are redeemed from an account where the name(s) or the address on the account has changed within the previous 30 days

o If you are transferring redemption proceeds to another account with a different registration (name/ownership) from yours


--------------------------------------------------------------------------------
                                             SHAREHOLDER INFORMATION (CONTINUED)
40

o If you are adding or changing wire instructions, telephone redemption options, or any other election in connection with your account

The Funds will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in the STAMP Medallion signature guarantee program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. Members of STAMP are subject to dollar limitation which must be considered when requesting their guarantee. A Fund may reject any signature guarantee if it believes the transaction would otherwise be improper.

The Funds and the Transfer Agent reserve the right to require signature guarantees on all redemptions. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.


ABUSIVE TRADING PRACTICES

The Funds have been designed as long-term investments and not for frequent or short-term trading ("market timing"). The Funds discourage frequent purchases and redemptions. Accordingly, the Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Funds. The Funds, through their service providers, monitor shareholder trading activity to ensure it complies with the Funds' policies. The Funds prepare reports illustrating purchase and redemption activity to detect market timing activity. In addition to monitoring shareholder activity, the Board of Trustees has implemented a 1% redemption fee on redemptions within 6 months of purchase and has placed a limit of four exchanges between the Funds per year. These actions, in the Board's opinion, should help reduce the risk of market timing in the Funds. In addition, the Trust also reserves the right to reject any purchase or exchange request that it believes to be market timing or potentially disruptive in nature. The Trust may also modify any terms or conditions of purchase of shares of the Funds or withdraw all or any part of the offering made by this Prospectus.

The Trust believes that market timing activity is not in the best interests of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund's investment strategies. In addition to being disruptive, the risks to the Funds presented by market timing are higher expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, large asset swings that decrease a Fund's ability to maximize investment return and potentially diluting the value of a Fund's shares. These risks can have an adverse affect on a Fund's performance.

The Trust relies on intermediaries to help enforce its market timing policies. For example, intermediaries must determine when a redemption occurs within 6 months of a purchase and must enforce the limit on the number of exchanges permitted per year. The Funds reserve the right to reject an order placed from an omnibus account. Although the Funds have taken these steps to discourage market timing, the Funds cannot guarantee that such trading will not occur.


--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION (CONTINUED)

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each Fund has qualified in all prior years and intends to continue to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code by annually distributing substantially all of its net investment income and any net realized capital gains to its shareholders and by satisfying certain other requirements related to the sources of its income and the diversification of its assets. By so qualifying, each Fund will not be subject to federal income tax on that part of its net investment income and net capital gains which it distributes to shareholders. The Berwyn Fund and the Berwyn Cornerstone Fund expect most of their distributions to be in the form of capital gains and the Berwyn Income Fund expects most of its distributions to be in the form of net investment income; however, the nature of each Fund's distributions could vary in any given year. The Berwyn Fund and the Berwyn Cornerstone Fund will pay their distributions, if any, on an annual basis and the Berwyn Income Fund will pay dividends, if any, on a quarterly basis and capital gains, if any, on an annual basis.

Dividends and distributions paid to shareholders are generally subject to federal income tax. Distributions attributable to net investment income and net realized short-term capital gains, if any, are generally taxed as ordinary income, although certain qualified dividends may be taxed to non-corporate shareholders at long-term capital gains rates. Dividends distributed by the Funds from net investment income may be eligible for taxable years beginning before January 1, 2011, in whole or in part, for the dividends received deduction available to corporations.

Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) by the Funds are taxable to you as capital gains, without regard to the length of time you have held your Fund shares. Capital gains distributions may be taxable at different rates depending on the length of time a Fund holds its assets.

By February 15 of each year, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares of a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your shares of a Fund for shares of another Fund is the same as a sale.

Distributions and gains from the sale or exchange of your shares may also be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of an investment in the Funds.

By law, the Funds must withhold a percentage (currently at the rate of 28%) of your taxable distributions and redemption proceeds unless you:

o     Provide your correct social security or taxpayer identification number,

o     Certify that this number is correct,

--------------------------------------------------------------------------------
                                                         DISTRIBUTIONS AND TAXES
42

o     Certify that you are not subject to backup withholding, and

o     Certify that you are a U.S. person (including a U.S. resident alien).

A Fund must also withhold if the Internal Revenue Service instructs it to do so.

This  Section  is  only  a  summary  of  some  of  the   important   income  tax
considerations that may affect your investment in a Fund. More information regarding these considerations appears in the Funds' SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.










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DISTRIBUTIONS AND TAXES (CONTINUED)
                                                                              43
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



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


--------------------------------------------------------------------------------

                                    PRIVACY POLICY

                           YOUR PRIVACY IS IMPORTANT TO US

The Trust is committed to maintaining the confidentiality, integrity, and security of your personal information. When you provide personal information to us, we believe that you should be aware of our policies to protect the confidentiality of that information.

We and our service providers collect non-public personal information about you from the following sources:

      o Information we receive from you on applications or other forms (examples include: name, address, Social Security number, birth date and beneficiaries)

      o Information about your transactions with us, our affiliates, or others (examples include account activity and account balances)

It is our policy not to disclose any non-public personal information about our customers or former customers to anyone except as permitted by law. The law permits us to share certain kinds of information with our affiliates, including identifying information, information about your transactions with us and information we receive from you on applications and other forms. We may also be required to share the information that we collect with government agencies and law enforcement officials, such as for tax reporting or under court order.

In addition to disclosing all the information that we collect, as described above, to any affiliates that we may have at that time, we may share such information with the following types of third parties in order to effect financial transactions and other services on your behalf.

      o     Service  providers,   such  as  fulfillment  companies,   securities
            custodians and transfer agents

      o Other individuals or entities identified by you as your agent, such as accountants or attorneys

The Trust restricts access to non-public personal information about you to those employees with a legitimate business need for the information. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information.

Be assured that the Trust respects the privacy of the information we maintain about you. We do not share that information with anyone not involved in assisting to complete the financial transactions we perform on your behalf or in the reporting thereof. We do not sell client information.

As required by Federal law, we will notify you of our Privacy Policy annually. Although we reserve the right to modify this policy in the future, we will notify you promptly of any changes that are made.

--------------------------------------------------------------------------------

FOR MORE INFORMATION
================================================================================

Additional Information about the Funds is included in the Statement of Additional Information ("SAI"), which is incorporated by reference in its entirety in this Prospectus. A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during the last fiscal year.

To obtain a free copy of the SAI, the annual and semi-annual reports or other information about the Funds, or to make inquires about the Funds, please call 800-992-6757. The Funds also make available the prospectus, SAI and annual and semi-annual reports on the Funds' website at www.theberwynfunds.com.

Only one copy of a Prospectus or an annual or semi-annual report will be sent to each household address. This process, known as "Householding," is used for most required mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of Prospectus or an annual or semi-annual report or make shareholder inquiries at any time by calling or writing the Funds. You may also request that Householding be eliminated from all your required mailings.

You can find reports and other information about the Trust on the Securities and Exchange Commission's website (www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102 or by electronic request to the SEC's e-mail address: publicinfo@sec.gov. Information about the Trust, including the SAI, can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 1-202-942-8090.


                  Investment Company Act File Number 811-04963


                  | THE
[LOGO OMITTED]    | BERWYN
                  | FUNDS

BERWYN FUND o BERWYN INCOME FUND o BERWYN CORNERSTONE FUND

                                                            Shareholder Services
                                                 c/o Ultimus Fund Solutions, LLC
                                    P.O. Box 46707 | Cincinnati, Ohio 45246-0707
                                                                1 (800) 992-6757
                                                          www.theberwynfunds.com

                                THE BERWYN FUNDS

                              SHAREHOLDER SERVICES
                           ULTIMUS FUND SOLUTIONS, LLC
                                 P.O. BOX 46707
                           CINCINNATI, OHIO 45246-0707
                                  800-992-6757


                                   BERWYN FUND
                               BERWYN INCOME FUND
                             BERWYN CORNERSTONE FUND


                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                                   MAY 1, 2009


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus of The Berwyn Funds (the "Trust") dated May 1, 2009. The audited financial statements of Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund for the year ended December 31, 2008, and the report thereon of Briggs, Bunting & Dougherty, LLP, the Trust's independent registered public accounting firm, included in the 2008 Annual Report of the Trust, are incorporated by reference in this SAI. The current prospectus and annual report are available without charge by writing to the Trust at the above address, by calling 800-992-6757 or on the Trust's website at www.theberwynfunds.com.

                                TABLE OF CONTENTS
                                -----------------

Berwyn Fund....................................................................3

Berwyn Income Fund.............................................................8

Berwyn Cornerstone Fund.......................................................16

Investment Management Committee...............................................21

Trustees and Officers.........................................................22

Portfolio Turnover............................................................25

Code of Ethics................................................................25

Proxy Voting Policy...........................................................25

Portfolio Holdings Disclosure Policy..........................................26

Ownership of the Trust........................................................27

Share Purchases...............................................................28

Distributor...................................................................28

Redemption of Shares..........................................................29

Calculation of Performance Data...............................................29

General Information...........................................................32

Distributions and Taxes.......................................................34

Financial Statements..........................................................45

Appendix A - Standard & Poor's and Moody's Bond Ratings.......................46

Appendix B - Proxy Voting Policy..............................................50

                                   BERWYN FUND
                                   -----------

INVESTMENT POLICIES AND RISK FACTORS
------------------------------------

This information supplements "Investment Objective, Investment Strategies and Related Risks" for the Berwyn Fund in the Trust's prospectus.

Berwyn Fund ("BF") is a no-load, non-diversified series of shares of the Trust that seeks long term capital appreciation by investing in common stocks and fixed income securities that offer potential for capital appreciation. Current income is a secondary consideration.

Under normal market conditions, BF invests at least 80% of the value of its net assets in equity securities. BF invests in equity securities that The Killen Group, Inc. (the "Advisor") considers to be selling at undervalued prices. These are stocks selling substantially below their book value or at a low valuation to present earnings or are stocks of companies believed to have, in the judgment of the Advisor, above average growth prospects and to be selling at a small premium to book value or at modest valuation to their present earnings level. The investment approach of BF may be deemed contrarian in that it may lead BF to select stocks that are not currently in favor with most other investors.

BF may invest in iShares Funds and other Exchange Traded Funds ("ETFs"). ETFs are shares of management investment companies that invest in portfolios designed to replicate various indices and trade on exchanges in the same manner as stocks. BF will not purchase shares of an iShares Fund if such purchase would cause the aggregate value of BF's investments in iShares to exceed 10% of the Fund's net assets and will limit its investments in other ETFs as required by the Investment Company Act of 1940 (the "1940 Act"). When BF invests in iShares Funds or other ETFs, BF will pay a management fee on the money so invested, in addition to its operating expenses. As of December 31, 2008, BF had 2.8% of its net assets invested in ETFs.

While the portfolio of BF emphasizes common stocks, BF may also invest up to 20% of the value of its net assets in fixed income securities. The fixed income securities in which BF may invest include corporate bonds. BF selects fixed income securities that, in the judgment of the Advisor, have a potential for capital appreciation due to a decline in prevailing interest rates. Some of these fixed income securities may be convertible into common stock.

There are no restrictions on the Advisor as to the investment rating a fixed income security must have in order to be purchased by BF. BF may purchase fixed income securities in any rating category of Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"). (See Appendix A for S&P and Moody's descriptions of bond ratings.) This means that BF may invest up to 20% of the value of its net assets in high yield, high risk corporate debt securities that are commonly referred to as "junk bonds." These are corporate debt securities that are rated lower than BBB by S&P or Baa by Moody's. These securities have a low rating due to the fact that the issuers of the securities are not considered as creditworthy as the issuers of investment grade bonds. There is the risk that the issuer of a lower-rated security may default in the payment of interest and repayment of principal. On the whole, these lower-rated securities are considered speculative investments. As of December 31, 2008, BF was not invested in fixed income securities.

BF may, for temporary defensive purposes, invest all or any portion of its assets in cash, cash equivalents, high quality money market instruments, money market funds and other short-term debt instruments. Investments by BF in money market funds will result in BF paying management fees and other fund expenses on the money invested in such funds in addition to the operating expenses of BF. As of December 31, 2008, BF had 5.8% of its net assets invested in money market funds.

While BF invests primarily in U.S. companies, it may also invest in foreign securities in the form of American Depositary Receipts ("ADRs"). ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. Generally, ADRs in registered form are designed for trading in U.S. securities markets. The underlying securities are not always denominated in the same currency as the ADRs. Although investments in the form of ADRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

ADRs are available through facilities which may be either "sponsored" or "unsponsored." Only sponsored ADRs may be listed on the New York Stock or American Stock Exchanges. If sponsored, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. If unsponsored, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than unsponsored arrangements. More and higher fees are generally charged in an unsponsored arrangement as compared to a sponsored arrangement. Unsponsored ADRs are generally considered more risky due to: (a) the additional costs involved; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs associated with trading in the over-the-counter market.

ADRs are subject to the risks associated with foreign securities and foreign securities markets. Foreign markets are generally not as developed or efficient as those in the United States. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign securities markets is less than in the United States and, at times, volatility of price can be greater than in the United States. In addition, there may be less publicly available information about non-U.S. issuers, and non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Because stock certificates and other evidences of ownership of such securities may be held outside the United States, the Fund may be subject to additional risks. Risks could include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the ability of the Fund to collect principal and interest obligations or to liquidate holdings, whether from currency blockage or otherwise. The risks discussed above are generally higher in less developed countries. As of December 31, 2008, BF was not invested in ADRs.

BF may also invest in Real Estate Investment Trusts ("REITs"). REITs are companies that invest in real estate, mortgages and construction loans. REITs normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. Some REITs own properties and earn income from leases and rents. These types of REITs are termed Equity REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed Mortgage REITs. Finally, there are Hybrid REITs that own properties and hold mortgages. BF may invest in any of the three types of REITs and may purchase common stocks, preferred stocks or bonds issued by REITs. BF will invest in REITs that generate income and that have, in the judgment of the Advisor, the potential for capital appreciation. There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The

Advisor, however, monitors the investment environment and BF's investments in REITs as a means of controlling exposure to these risks. As of December 31, 2008, BF was not invested in REITs.

BF may invest in repurchase agreements. In a repurchase agreement, a seller of securities, usually a banking institution or securities dealer, sells securities to BF and agrees with BF at the time of sale to repurchase the securities from BF at a mutually agreed upon time and price. BF intends to enter into repurchase agreements only with established banking institutions that deal in U.S. Treasury bills and notes. To the extent that it invests in repurchase agreements, BF intends to invest primarily in overnight repurchase agreements. In the event of the bankruptcy of the seller of a repurchase agreement or the failure of a seller to repurchase the underlying securities as agreed upon, BF could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period while BF seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. BF would also incur additional expenses enforcing its rights. As of December 31, 2008, BF was not invested in repurchase agreements.

BF has established a line of credit with its custodian that permits BF to borrow up to 5% of its total assets, including the amount of such borrowing, to maintain necessary liquidity to make payments for redemptions of BF shares or for temporary emergency purposes; provided that BF will not purchase any additional investments while such borrowings are outstanding. Borrowing involves the creation of a liability that requires BF to pay interest. As of December 31, 2008, BF had no outstanding borrowings.

The risks of borrowing include a higher volatility of the net asset value of BF's shares and the relatively greater effect on the net asset value of the shares caused by declines in the prices of BF's investments, adverse market movements and increases in the cost of borrowing. The effect of borrowing in a declining market could be a greater decrease in net asset value per share than if BF had not borrowed money. In an extreme case, if BF's current investment income were not sufficient to meet the interest expense of borrowing, it could be necessary for BF to liquidate certain of its investments at an inappropriate time.

INVESTMENT RESTRICTIONS
-----------------------

The investment restrictions set forth below are fundamental policies of BF. Fundamental policies may not be changed without approval by vote of a majority of BF's outstanding shares. Under the 1940 Act, such approval requires the affirmative vote at a meeting of shareholders of the lesser of (a) more than 50% of BF's outstanding shares, or (b) at least 67% of shares present or represented by proxy at the meeting, provided that the holders of more than 50% of BF's outstanding shares are present in person or represented by proxy.

When investing its assets, BF will not:

      (1) purchase more than 10% of the outstanding voting securities of a single issuer;

      (2) invest more than 25% of the value of its total assets in any one industry;

      (3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be making a loan;

      (4) buy or sell real estate, real estate mortgage loans, commodities, commodity futures contracts, puts, calls and straddles;

      (5) underwrite securities of other issuers, except as BF may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

      (6) make short sales or purchase securities on margin;

      (7) borrow money, except that BF may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

      (8) invest for the purposes of exercising control or management;

      (9) invest in restricted securities (securities that must be registered under the 1933 Act before they may be offered and sold to the public);

      (10) participate in a joint investment account; or

      (11) issue senior securities.

In addition, BF has adopted the following investment restrictions that are not fundamental policies:

      (1) With respect to 50% of its assets, BF will not at the time of purchase invest more than 5% of its gross assets, at market value, in the securities of any one issuer (except the securities of the United States government);

      (2) With respect to the other 50% of its assets, BF will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer;

      (3) BF will not invest in real estate limited partnerships or in oil, gas or other mineral leases; and

      (4) BF's investments in warrants will not exceed 5% of its net assets.

Restrictions that are not fundamental may be changed by a vote of the majority of the Board of Trustees, but if any of these nonfundamental restrictions are changed, BF will give shareholders at least 60 days' written notice.

INVESTMENT ADVISORY ARRANGEMENTS
--------------------------------

The Killen Group, Inc. is the investment advisor to BF. Robert E. Killen is Chairman, Chief Executive Officer, sole shareholder and a Director of the Advisor. In addition, Robert E. Killen is President and Chairman of the Board of Trustees of the Trust.

The Advisor provides BF with investment management services. Under a Contract for Investment Advisory Services between the Trust, on behalf of BF, and the Advisor (the "Contract") dated April 28, 1999, the Advisor provides BF with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of BF's portfolio. In addition, employees of the Advisor oversee and coordinate BF's other service providers, including the administrator, fund accountant, transfer agent and custodian.

The Contract must be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. BF may terminate the Contract on sixty days' written notice to the Advisor, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding shares of BF. The Advisor may terminate the Contract on sixty days' written notice to BF without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment by the Advisor.

As compensation for its investment management services to BF under the Contract, the Advisor is entitled to receive monthly compensation at the annual rate of 1.00% of the average daily net assets of BF. The fee is computed daily by multiplying the net assets for a day by 1.00% and dividing the result by 365. At the end of each month, the daily fees are added and the resulting sum is paid to the Advisor.

BF paid the Advisor investment advisory fees of $1,320,973, $1,413,807 and $1,774,516 with respect to the fiscal years ended December 31, 2008, 2007 and 2006, respectively.

EXPENSE LIMITATION
------------------

The Contract provides that the Advisor's fee payable by BF will be reduced in any fiscal year by the amount necessary to limit BF's expenses (excluding taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses, but inclusive of the Advisor's fee payable by BF) to 2.00% of the average daily net assets of BF when BF's net assets are $100 million or less, and 1.50% of the average daily net assets of BF when BF's net assets exceed $100 million. The Contract provides that the Advisor will not be responsible for reimbursing other expenses exceeding the advisory fee payable by BF under the Contract. During the fiscal year ended December 31, 2008, BF's ratio of expenses to average net assets was 1.29%.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
------------------------------------------------

Subject to policies established by the Trust's Board of Trustees, the Advisor is responsible for BF's portfolio decisions and placing orders for the purchase and sale of BF's portfolio securities. In executing such transactions, the Advisor seeks to obtain the best net results for BF, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities and capabilities of the firm involved. While the Advisor generally seeks reasonably competitive commission rates, the Advisor is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

The Advisor may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services which, in the opinion of the Board, are reasonable and necessary to the decision-making responsibilities of the Advisor for BF. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Advisor's other clients, and not all such services may be used by the Advisor in connection with BF. These services may include economic studies, industry studies, security analyses or reports and statistical services furnished either directly to BF or to the Advisor. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Advisor.

BF paid total brokerage commissions of $320,055, $252,706 and $313,847 during the fiscal years ended December 31, 2008, 2007 and 2006, respectively.

The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through an affiliated broker. Berwyn Financial Services Corp. ("Berwyn Financial") is an affiliated broker that BF may utilize to execute portfolio transactions. Berwyn Financial is affiliated with BF because certain officers and a Trustee of the Trust and certain Directors and officers of the Advisor are officers, Directors and shareholders of Berwyn Financial. During the fiscal years ended December 31, 2008, 2007 and 2006, BF paid brokerage commissions of $101,045, $80,011 and 95,670, respectively, to Berwyn Financial. During the fiscal year ended December 31, 2008, Berwyn Financial received 31.6% of BF's aggregate brokerage commissions for effecting 30.2% of the aggregate dollar amount of transactions involving brokerage commissions.

                               BERWYN INCOME FUND
                               ------------------

INVESTMENT POLICIES AND RISK FACTORS
------------------------------------

This information supplements "Investment Objectives, Investment Strategies and Related Risks" for the Berwyn Income Fund in the Trust's prospectus.

Berwyn Income Fund ("BIF") is a no-load, diversified series of shares of the Trust that seeks to provide investors with current income while seeking to preserve capital by taking, in the opinion of the Advisor, reasonable risks. To achieve its objective, BIF invests in investment grade corporate debt securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, mortgage-backed securities, high yield, high risk corporate debt securities (also known as "junk bonds"), unrated corporate debt securities, asset-backed securities, municipal bonds, and preferred and common stocks of primarily domestic issuers. The Advisor determines the percentage of each category of securities to purchase and hold based upon the prevailing economic and market conditions. This means that BIF could invest up to 100% of its net assets in high yield, high risk corporate debt securities. However, BIF will not make an investment in common stocks if such investment would cause the aggregate value of the common stocks in BIF's portfolio to exceed 30% of the value of BIF's net assets.

There are no restrictions on the Advisor as to the investment rating a fixed income security must have in order to be purchased by BIF. BIF may purchase fixed income securities in any rating category of S&P or Moody's. (See Appendix A for S&P and Moody's descriptions of bond ratings.) Securities rated BBB or higher by S&P or Baa or higher by Moody's are considered investment grade corporate debt securities. Securities rated lower than BBB or Baa by these services are considered high yield, high risk securities ("junk bonds"). These securities have a low rating due to the fact that the issuers of the securities are not considered as creditworthy as the issuers of investment grade bonds. There is the risk that the issuer of a lower-rated security may default in the payment of interest and repayment of principal. On the whole, these lower-rated securities are considered speculative investments. As of December 31, 2008, 37.0% of BIF's net assets were invested in corporate debt securities rated below investment grade.

BIF may invest in fixed income securities that are not rated. BIF will invest only in unrated securities that have a creditworthiness, in the opinion of the Advisor, that is equal to or better than the creditworthiness of fixed income securities with an S&P rating of CC or a Moody's rating of Caa.

BIF may also purchase certain securities that have not been registered with the U.S. Securities and Exchange Commission (the "SEC") under the 1933 Act. There are risks associated with investing in such "Rule 144A" securities. The securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities. Although Rule 144A securities may be resold in negotiated transactions, the price realized from these sales could be less than the price originally paid by BIF or less than what may be considered the fair value of such securities. Furthermore, if such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, BIF may be required to bear the expense of registration. In an effort to minimize the risks associated with these securities, BIF will purchase only Rule 144A securities of U.S. companies that have publicly traded securities outstanding, have been in business a minimum of five years, and have a market capitalization of at least $100 million. Finally, BIF will purchase Rule 144A securities only in situations where the Advisor has a reasonable expectation that the securities will be registered with the SEC within six months.

In addition to corporate debt securities, BIF may invest in the securities issued or guaranteed by the U.S. Government and its agencies, asset-backed and mortgage-backed securities and municipal bonds and in preferred and common stocks. The securities of the U.S. Government in which BIF may invest include U.S. Treasury bonds and notes and debt securities, including mortgage-backed securities, issued by U.S. Government agencies or by instrumentalities of the U.S. Government. Some of the U.S. Government agencies that issue or guarantee securities include, among others, the Export-Import Bank of the United States, the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, the Central Bank for Cooperatives, the Federal Intermediate Credit Banks and the Federal National Mortgage Association.

U.S. Treasury bonds and notes are backed by the full faith and credit of the U.S. Government. Securities issued by U.S. Government agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look to the specific issuing agency or instrumentality for repayment.

Asset-backed securities are debt securities that represent partial ownership interests in pools of consumer or commercial loans, such as motor vehicle installment sales contracts, credit card receivables or trade receivables. Asset-backed securities are generally issued by special purpose entities, but their ultimate value is dependent upon the repayment of the underlying borrowers.

Mortgage-backed securities are debt securities that represent ownership in large, diversified pools of mortgage loans. The pools generally contain mortgages of similar rates and terms and are structured as pass-throughs, meaning the monthly payments of principal and interest from the underlying mortgage loans are passed through to the investor. Most mortgage-backed securities are issued by and/or guaranteed by Government National Mortgage Association (Ginnie Mae), which is an agency of the U.S. government, or by government sponsored enterprises, such as the Federal National Mortgage Association (Fannie
Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Mortgage-backed securities may also be issued by private entities and backed by either residential or commercial mortgages.

In September 2008, Fannie Mae and Freddie Mac were placed into conservatorship overseen by the Federal Housing Finance Agency (FHFA). In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to Fannie Mae and Freddie Mac. First, the U.S. Treasury has entered into Senior Preferred Stock Purchase Agreements under which, if the FHFA determines that Fannie Mae's or Freddie Mac's liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute up to $100 billion in funds to that company in an amount equal to the difference between such liabilities and assets. Second, the U.S. Treasury established a new secured lending credit facility that is available to Fannie Mae and Freddie Mac until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase Fannie Mae and Freddie Mac mortgage-backed securities, which is expected to continue until December 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac will be successful.

Municipal bonds are interest bearing securities issued by state and local governments to support their financial needs or to finance public projects. The interest on municipal bonds is exempt from federal income taxes and, in some cases, from state and local taxes. As a result of this tax-exempt feature, municipal bonds generally yield less than corporate bonds of comparable maturity and credit quality.

Asset-backed and mortgage-backed securities are subject to prepayment risk, which is the risk that the loans that form the pools will be paid prior to maturity. This risk makes it difficult to predict the actual life of the security. During periods of falling interest rates, prepayments may accelerate, subjecting BIF to the risk of reinvesting the proceeds at lower interest rates. During periods of rising interest rates, the prices of asset-backed and mortgage-backed securities may decline due to a slowdown in prepayments and subsequent lengthening of maturities. Although generally rated investment grade, these securities could become illiquid or experience losses if borrowers default or if guarantors or insurers default.

Municipal bonds, like most other debt securities, are subject to interest rate risk, call risk and credit risk. During periods of rising interest rates, the prices of municipal bonds will likely decline. Should interest rates decline, many municipal bonds are subject to call risk, meaning they may be retired prior to their final maturity and BIF would have to reinvest the proceeds at lower interest rates. Municipal bonds are also subject to credit risk, the risk that the issuer will default and not be able to pay interest on the principal. In some instances, the payment of interest and principal on a bond issue is tied directly to a particular project's revenues. In such cases, the credit risk may be greater than that of the governmental entity issuing the bonds. In addition to the above risks, municipal bonds may be subject to illiquidity risks in that many municipal bond offerings are relatively small in size and, as a result of the special local nature of the bond issue, have limited interest among investors.

BIF may invest in preferred stocks that, in the opinion of the Advisor, are offering an above average yield in comparison to preferred stocks of the same quality or in preferred stocks offering a potential for capital appreciation. BIF may also purchase preferred stocks that are restricted securities subject to the limitations under Rule 144A, as described above.

BIF will invest in common stocks that it considers to be selling at undervalued prices. The investment approach of BIF may be deemed "contrarian" in its selection of common stocks due to the fact that this approach may lead BIF to select stocks not currently in favor with other investors. BIF will only purchase common stocks if they pay cash dividends. BIF will not purchase a common stock if it would cause the aggregate value of the common stocks owned by BIF to exceed 30% of its net assets.

BIF may invest in iShares Funds and other Exchange Traded Funds ("ETFs"). ETFs are shares of management investment companies that invest in portfolios designed to replicate various indices and trade on exchanges in the same manner as stocks. BIF will not purchase shares of an iShares Fund if such purchase would cause the aggregate value of BIF's investments in iShares Funds to exceed 15% of BIF's net assets and will limit its investments in other ETFs as required by the 1940 Act. When BIF invests in iShares Funds or other ETFs, BIF will pay a management fee on the money so invested, in addition to its operating expenses. As of December 31, 2008, BIF was not invested in ETFs.

BIF may also invest in Real Estate Investment Trusts ("REITs"). REITs are companies that invest in real estate, mortgages and construction loans. REITs normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. Some REITs own properties and earn income from leases and rents. These types of REITs are termed Equity REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed Mortgage REITs. Finally, there are Hybrid REITs that own properties and hold mortgages. BIF may invest in any of the three types of REITs and may purchase common stocks, preferred stocks or bonds issued by REITs. BIF will invest in REITs that generate income and that have, in the judgment of the Advisor, the potential for capital appreciation. There are risks in investing in REITs. The property owned by a REIT could decrease in value and loans held by a REIT could become worthless. The Advisor, however, monitors the investment environment and BIF's investments in REITs as a means of controlling the exposure to these risks. BIF intends to limit its investments in REITs to no more than 15% of the value of its net assets. As of December 31, 2008, BIF had 2.8% of its net assets invested in the securities of REITs.

BIF may, for temporary defensive purposes, invest all or any portion of its assets in cash, cash equivalents, high quality money market instruments, money market funds and other short-term debt instruments. Investments by BIF in money market funds will result in BIF paying management fees and other fund expenses on the money invested in such funds in addition to the operating expenses of BIF. As of December 31, 2008, BIF had 7.4% of its net assets invested in money market funds.

While BIF invests primarily in U.S. companies, it may also invest in foreign securities in the form of American Depositary Receipts ("ADRs"). ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. Generally, ADRs in registered form are designed for trading in U.S. securities markets. The underlying securities are not always denominated in the same currency as the ADRs. Although investment in the form of ADRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

ADRs are available through facilities which may be either "sponsored" or "unsponsored." Only sponsored ADRs may be listed on the New York Stock or American Stock Exchanges. If sponsored, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. If unsponsored, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than unsponsored arrangements. More and higher fees are generally charged in an unsponsored arrangement as compared to a sponsored arrangement. Unsponsored ADRs are generally considered more risky due to: (a) the additional costs involved; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs associated with trading in the over-the-counter market.

ADRs are subject to the risks associated with foreign securities and foreign securities markets. Foreign markets are generally not as developed or efficient as those in the United States. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign securities markets is less than in the United States and, at times, volatility of price can be greater than in the United States. In addition, there may be less publicly available information about non-U.S. issuers, and non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Because stock certificates and other evidences of ownership of such securities may be held outside the United States, the Fund may be subject to additional risks. Risks could include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the ability of the Fund to collect principal and interest obligations or to liquidate holdings, whether from currency blockage or otherwise. The risks discussed above are generally higher in less developed countries. As of December 31, 2008, BIF had 3.2% of its net assets invested in ADRs.

BIF may invest in repurchase agreements. In a repurchase agreement, a seller of securities, usually a banking institution or securities dealer, sells securities to BIF and agrees with BIF at the time of sale to repurchase the securities from BIF at a mutually agreed upon time and price. BIF intends to enter into repurchase agreements only with established banking institutions that deal in U.S. Treasury bills and notes. To the extent that it invests in repurchase agreements, BIF intends to invest primarily in overnight repurchase agreements. In the event of bankruptcy of the seller of a repurchase agreement or the failure of the seller to repurchase the underlying securities as agreed upon, BIF could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period while BIF seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. BIF would also incur additional expenses enforcing its rights. As of December 31, 2008, BIF was not invested in repurchase agreements.

BIF has established a line of credit with its custodian that permits BIF to borrow up to 5% of its total assets, including the amount of such borrowing, to maintain necessary liquidity to make payments for redemptions of BIF shares or for temporary emergency purposes; provided that BIF will not purchase any additional investments while such borrowings are outstanding. Borrowing involves the creation of a liability that requires BIF to pay interest. As of December 31, 2008, BIF had no outstanding borrowings.

The risks of borrowing include a higher volatility of the net asset value of BIF's shares and the relatively greater effect on the net asset value of the shares caused by declines in the prices of BIF's investments, adverse market movements and increases in the cost of borrowing. The effect of borrowing in a declining market could be a greater decrease in net asset value per share than if BIF had not borrowed money. In an extreme case, if BIF's current investment income were not sufficient to meet the interest expense of borrowing, it could be necessary for BIF to liquidate certain of its investments at an inappropriate time.

INVESTMENT RESTRICTIONS
-----------------------

The investment restrictions set forth below are fundamental policies of BIF. Fundamental policies may not be changed without approval by vote of a majority of BIF's outstanding shares. Under the 1940 Act, such approval requires the affirmative vote at a meeting of shareholders of the lesser of (a) more than 50% of BIF's outstanding shares, or (b) at least 67% of the shares present or represented by proxy at a meeting of shareholders provided that the holders of more than 50% of BIF's outstanding shares are present in person or represented by proxy.

When investing its assets, BIF will not:

      (1) invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, debt or preferred stock of any one issuer. This restriction does not apply to obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities;

      (2) invest more than 25% of the value of its total assets in the securities of issuers in any one industry;

      (3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be the making of a loan;

      (4) buy or sell real estate and real estate mortgage loans, commodities, commodity futures contracts, puts, calls and straddles;

      (5) underwrite securities of other issuers, except as BIF may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

      (6) make short sales or purchase securities on margin;

      (7) borrow money, except that BIF may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

      (8) invest for the purposes of exercising control or management;

      (9) invest in restricted securities (securities that must be registered under the 1933 Act before they may be offered and sold to the public, except that BIF will be permitted to purchase restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act);

      (10) participate in a joint investment account; or

      (11) issue senior securities.

BIF has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that: (i) BIF will not invest in real estate limited partnerships or oil, gas or other mineral leases, and (ii) BIF's investments in warrants will not exceed 5% of BIF's net assets. Restrictions that are not fundamental policies may be changed by a vote of the majority of the Board of Trustees, but if any of these non-fundamental restrictions are changed, BIF will give shareholders at least 60 days' written notice.

INVESTMENT ADVISORY ARRANGEMENTS
--------------------------------

The Killen Group, Inc. is the investment advisor to BIF. Robert E. Killen is Chairman, Chief Executive Officer, sole shareholder and a Director of the Advisor. In addition, Robert E. Killen is President and Chairman of the Board of Trustees of the Trust.

The Advisor provides BIF with investment management services. Under a Contract for Investment Advisory Services between the Trust, on behalf of BIF, and the Advisor (the "Contract") dated April 28, 1999, the Advisor provides BIF with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of BIF's portfolio. In addition, employees of the Advisor oversee and coordinate BIF's other service providers, including the administrator, fund accountant, transfer agent and custodian.

The Contract must be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. BIF may terminate the Contract on sixty days' written notice to the Advisor, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding shares of BIF. The Advisor may terminate the Contract on sixty days' written notice to BIF without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment by the Advisor.

As compensation for its investment management services to BIF under the Contract, the Advisor is entitled to receive monthly compensation at the annual rate of 0.50% of the average daily net assets of BIF. The fee is computed daily by multiplying the net assets for a day by 0.50% and dividing the result by 365. At the end of each month, the daily fees are added and the sum is paid to the Advisor.

BIF paid the Advisor investment advisory fees of $1,187,071, $1,181,621 and $1,134,244 with respect to the fiscal years ended December 31, 2008, 2007 and 2006, respectively.

EXPENSE LIMITATION
------------------

The Contract provides that the Advisor's fee payable by BIF will be reduced in any fiscal year by the amount necessary to limit BIF's expenses (excluding taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses, but inclusive of the Advisor's fee payable by BIF) to 2.00% of the average daily net assets of BIF when BIF's net assets are $100 million or less, or 1.50% of average daily net assets when BIF's net assets exceed $100 million.

The Contract provides that the Advisor will not be responsible for reimbursing other expenses exceeding the advisory fee payable by BIF under the Contract. During the fiscal year ended December 31, 2008, BIF's ratio of expenses to average net assets was 0.73%.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
------------------------------------------------

Subject to policies established by the Trust's Board of Trustees, the Advisor is responsible for BIF's portfolio decisions and placing orders for the purchase and sale of BIF's portfolio securities. In executing such transactions, the Advisor will seek to obtain the best net results for BIF, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Advisor generally seeks reasonably competitive commission rates, the Advisor is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

The Advisor may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services which, in the opinion of the Board, are reasonable and necessary to the decision-making responsibilities of the Advisor for BIF. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Advisor's other clients, and not all such services may be used by the Advisor in connection with BIF. These services may include economic studies, industry studies, security analysis or reports and statistical services furnished either directly to BIF or to the Advisor. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Advisor.

BIF paid total brokerage commissions of $125,716, $64,866 and $84,371 during the fiscal years ended December 31, 2008, 2007 and 2006, respectively. The higher brokerage commissions paid by BIF during its most recent fiscal year are primarily attributable to a higher rate of portfolio turnover and an increase in capital share activity in BIF (i.e., purchases and redemptions of BIF shares).

The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through an affiliated broker. Berwyn Financial Services Corp. ("Berwyn Financial") is an affiliated broker that BIF may utilize to execute portfolio transactions. Berwyn Financial is affiliated with BIF because certain officers and a Trustee of the Trust and certain Directors and officers of the Advisor are officers, Directors and shareholders of Berwyn Financial. During the fiscal years ended December 31, 2008, 2007 and 2006, BIF paid brokerage commissions of $38,195, $20,286 and $33,680, respectively, to Berwyn Financial. During the fiscal year ended December 31, 2008, Berwyn Financial received 30.4% of BIF's aggregate brokerage commissions for effecting 32.9% of the aggregate dollar amount of transactions involving brokerage commissions.

                             BERWYN CORNERSTONE FUND
                             -----------------------

INVESTMENT POLICIES AND RISK FACTORS
------------------------------------

This information supplements "Investment Objective, Investment Strategies and Related Risks" for the Berwyn Cornerstone Fund in the Trust's prospectus.

Berwyn Cornerstone Fund ("BCF") is a no-load, non-diversified series of shares of the Trust that seeks long-term capital appreciation by investing in equity and fixed income securities that offer potential for capital appreciation. Current income is a secondary consideration.

The Advisor determines the percentage of the Fund's net assets to be invested in each type of security based upon the Advisor's view of prevailing economic and market conditions. BCF primarily invests in U.S. common stocks the Advisor considers to be selling at undervalued prices. These are stocks selling substantially below their book value or at a low valuation to present earnings or are stocks of companies, in the judgment of the Advisor, to have above average growth prospects and to be selling at a small premium to book value or at modest valuation to their present earnings level. The investment approach of BCF may be deemed contrarian in that it may lead BCF to select securities that are not currently in favor with most other investors.

BCF may invest in iShares Funds and other Exchange Traded Funds ("ETFs"). ETFs are shares of management investment companies that invest in portfolios designed to replicate various indices and trade on exchanges in the same manner as stocks. BCF will not purchase shares of an iShares Fund if such purchase would cause the aggregate value of BCF's investments in iShares Funds to exceed 25% of BCF's net assets and will limit its investment in other ETFs as required by the 1940 Act. When BCF invests in iShares Funds or other ETFs, BCF will pay a management fee on the money so invested, in addition to its operating expenses. As of December 31, 2008, BCF had 3.1% of its net assets invested in ETFs.

The fixed income securities in which BCF may invest include corporate bonds. Some of these fixed income securities may be convertible into common stocks. BCF selects fixed income securities that, in the judgment of the Advisor, have a potential for capital appreciation due to a decline in prevailing interest rates.

There are no restrictions on the Advisor as to the investment rating a fixed income security must have in order to be purchased by BCF. BCF may purchase fixed income securities in any rating category of S&P or Moody's. (See Appendix A for S&P and Moody's descriptions of bond ratings.) This means that BCF may invest up to 20% of the value of its net assets in high yield, high-risk corporate debt securities that are commonly referred to as "junk bonds." These are corporate debt securities that are rated lower than BBB by S&P or Baa by Moody's. These securities have a low rating due to the fact that the issuers of the securities are not considered as creditworthy as the issuers of investment grade bonds. There is the risk that the issuer of a lower-rated security may default in the payment of interest and repayment of principal. On the whole, these lower-rated securities are considered speculative investments. As of December 31, 2008, BCF was not invested in fixed income securities.

BCF may, for temporary defensive purposes, invest all or any portion of its assets in cash, cash equivalents, high quality money market instruments, money market funds and other short-term debt instruments. Investments by BCF in money market funds will result in BCF paying management fees and other fund expenses on the money invested in such funds in addition to the operating expenses of BCF. As of December 31, 2008, BCF had 7.7% of its net assets invested in money market funds.

While BCF invests primarily in U.S. companies, it may also invest in foreign securities in the form of American Depositary Receipts ("ADRs"). ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. Generally, ADRs in registered form are designed for trading in U.S. securities markets. The underlying securities are not always denominated in the same currency as the ADRs. Although investment in the form of ADRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

ADRs are available through facilities which may be either "sponsored" or "unsponsored." Only sponsored ADRs may be listed on the New York Stock or American Stock Exchanges. If sponsored, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. If unsponsored, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than unsponsored arrangements. More and higher fees are generally charged in an unsponsored arrangement compared to a sponsored arrangement. Unsponsored ADRs are generally considered more risky due to: (a) the additional costs involved; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs associated with trading in the over-the-counter market.

ADRs are subject to the risks associated with foreign securities and foreign securities markets. Foreign markets are generally not as developed or efficient as those in the United States. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign securities markets is less than in the United States and, at times, volatility of price can be greater than in the United States. In addition, there may be less publicly available information about non-U.S. issuers, and non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Because stock certificates and other evidences of ownership of such securities may be held outside the United States, the Fund may be subject to additional risks. Risks could include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the ability of the Fund to collect principal and interest obligations or to liquidate holdings, whether from currency blockage or otherwise. The risks discussed above are generally higher in less developed countries. As of December 31, 2008, BCF had 8.2% of its net assets invested in ADRs.

BCF may also invest in Real Estate Investment Trusts ("REITs"). REITs are companies that invest in real estate, mortgages and construction loans. REITs normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. Some REITs own properties and earn income from leases and rents. These types of REITs are termed Equity REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed Mortgage REITs. Finally, there are Hybrid REITs that own properties and hold mortgages. BCF may invest in any of the three types of REITs and may purchase common stocks, preferred stocks or bonds issued by REITs. BCF will invest in REITs that generate income and that have, in the judgment of the Advisor, the potential for capital appreciation. There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The

Advisor, however, monitors the investment environment and BCF's investments in REITs as a means of controlling the exposure to these risks. As of December 31, 2008, BCF was not invested in REITs.

BCF may invest in repurchase agreements. In a repurchase agreement, a seller of securities, usually a banking institution or securities dealer, sells securities to BCF and agrees with BCF at the time of sale to repurchase the securities from BCF at a mutually agreed upon time and price. BCF intends to enter into repurchase agreements only with established banking institutions that deal in U.S. Treasury bills and notes. To the extent it invests in repurchase agreements, BCF intends to invest primarily in overnight repurchase agreements. In the event of the bankruptcy of the seller of a repurchase agreement or the failure of a seller to repurchase the underlying securities as agreed upon, BCF could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period while BCF seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. BCF would also incur additional expenses enforcing its rights. As of December 31, 2008, BCF was not invested in repurchase agreements.

INVESTMENT RESTRICTIONS
-----------------------

The investment restrictions set forth below are fundamental policies of BCF. Fundamental policies may not be changed without approval by vote of a majority of BCF's outstanding shares. Under the 1940 Act, such approval requires the affirmative vote at a meeting of shareholders of the lesser of (a) more than 50% of BCF's outstanding shares, or (b) at least 67% of shares present or represented by proxy at the meeting, provided that the holders of more than 50% of BCF's outstanding shares are present in person or represented by proxy.

When investing its assets, BCF will not:

      (1) purchase more than 10% of the outstanding voting securities of a single issuer;

      (2) invest more than 25% of the value of its total assets in any one industry;

      (3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be making of a loan;

      (4) buy or sell real estate, real estate mortgage loans, commodities, commodity futures contracts, puts, calls and straddles;

      (5) underwrite securities of other issuers, except as BCF may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

      (6) make short sales or purchase securities on margin;

      (7) borrow money, except that BCF may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

      (8) invest for the purposes of exercising control or management;

      (9) invest in restricted securities (securities that must be registered under the 1933 Act before they may be offered and sold to the public);

      (10) participate in a joint investment account; or

      (11) issue senior securities.

In addition, BCF has adopted the following investment restrictions that are not fundamental policies:

      (1) With respect to 50% of its assets, BCF will not at time of purchase invest more than 5% of its gross assets, at market value, in the securities of any one issuer (except the securities of the United States government);

      (2) With respect to the other 50% of its assets, BCF will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer;

      (3) BCF will not invest in real estate limited partnerships or in oil, gas or other mineral leases; and

      (4) BCF's investments in warrants will not exceed 5% of its net assets.

Restrictions that are not fundamental may be changed by a vote of the majority of the Board of Trustees, but if any of these nonfundamental restrictions are changed, BCF will give shareholders at least 60 days' written notice.

INVESTMENT ADVISORY ARRANGEMENTS
--------------------------------

The Killen Group, Inc. is the investment advisor to BCF. Robert E. Killen is Chairman, Chief Executive Officer, sole shareholder and a Director of the Advisor. In addition, Robert E. Killen is President and Chairman of the Board of Trustees of the Trust.

The Advisor provides BCF with investment management services. Under a Contract for Investment Advisory Services between the Trust, on behalf of BCF, and the Advisor (the "Contract") dated February 5, 2002, the Advisor provides BCF with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of BCF's portfolio. In addition, employees of the Advisor oversee and coordinate BCF's other service providers, including the administrator, fund accountant, transfer agent and custodian.

The Contract must be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. BCF may terminate the Contract on 60 days' written notice to the Advisor, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding shares of BCF. The Advisor may terminate the Contract on 60 days' written notice to BCF without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment by the Advisor.

As compensation for its investment management services to BCF under the Contract, the Advisor is entitled to receive monthly compensation at the annual rate of 1.00% of the average daily net assets of BCF. The fee is computed daily by multiplying the net assets for a day by

1.00% and dividing the result by 365. At the end of each month, the daily fees are added and the resulting sum is paid to the Advisor.

During the fiscal years ended December 31, 2008, 2007 and 2006, BCF paid the Advisor investment advisory fees of $15,776 (which was net of waivers of $55,745), $37,206 (which was net of waivers of $40,591) and $9,439 (which was net of fee waivers of $53,700), respectively.

EXPENSE LIMITATION
------------------

The Contract provides that the Advisor's fee payable by BCF will be reduced in any fiscal year by the amount necessary to limit BCF's expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of the Advisor's fee payable by BCF) to 2.00% of the average daily net assets of BCF when BCF's net assets are $100 million or less, or 1.50% of average daily net assets when BCF's net assets exceed $100 million. The Contract provides that the Advisor will not be responsible for reimbursing other expenses exceeding the advisory fee payable by BCF under the Contract. The Advisor may discontinue payment of BCF's expenses at any time. During the fiscal year ended December 31, 2008, BCF's ratio of expenses to average net assets was 2.00%; absent advisory fee waivers by the Advisor, such ratio would have been 2.78%.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
------------------------------------------------

Subject to policies established by the Trust's Board of Trustees, the Advisor is responsible for BCF's portfolio decisions and placing orders for the purchase and sale of BCF's portfolio securities. In executing such transactions, the Advisor seeks to obtain the best net results for BCF, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Advisor generally seeks reasonably competitive commission rates, the Advisor is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

The Advisor may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services which, in the opinion of the Board, are reasonable and necessary to the decision-making responsibilities of the Advisor for BCF. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Advisor's other clients, and not all such services may be used by the Advisor in connection with BCF. These services may include economic studies, industry studies, security analysis or reports and statistical services furnished either directly to BCF or to the Advisor. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Advisor.

The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through an affiliated broker. Berwyn Financial Services Corp. ("Berwyn Financial") is an affiliated broker that BCF may utilize to execute portfolio transactions. Berwyn Financial is affiliated with BCF because certain officers and a Trustee of the Trust and certain Directors and officers of the Advisor are officers, Directors and shareholders of Berwyn Financial. During the fiscal years ended December 31, 2008, 2007 and 2006, BCF paid brokerage commissions of $9,341, $8,126 and $8,928, respectively, to Berwyn Financial. During the fiscal year ended December 31, 2008, Berwyn Financial received 100% of

BCF's aggregate brokerage commissions for effecting 100% of the aggregate dollar amount of transactions involving brokerage commissions.

                         INVESTMENT MANAGEMENT COMMITTEE
                         -------------------------------

Each  Fund's  portfolio  is  managed  by  an  Investment   Management  Committee
consisting of Lee S. Grout, Edward A. Killen II, Robert E. Killen, George Cipolloni III and Raymond J. Munsch.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2008)
------------------------------------------------

The members of the Investment Management Committee are also responsible for the day-to-day management of other accounts, as indicated by the following table.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Total Assets of
                                                               Total                          Number of Accounts      Accounts with
   Name of Investment                                        Number of                           Managed with          Advisory Fee
  Management Committee                                       Accounts     Total Assets of     Advisory Fee Based         Based on
         Member                    Type of Accounts           Managed     Accounts Managed      on Performance         Performance
------------------------------------------------------------------------------------------------------------------------------------
Lee S. Grout            Registered Investment Companies:         1       $ 15.5 million                0                   $ 0
                        Other Pooled Investment Vehicles:        2       $  3.6 million                1               $2.1 million
                        Other Accounts:                         208      $114.4 million                0                   $ 0
------------------------------------------------------------------------------------------------------------------------------------
Edward A. Killen II     Registered Investment Companies:         1       $ 15.5 million                0                   $ 0
                        Other Pooled Investment Vehicles:        2       $  3.6 million                1               $2.1 million
                        Other Accounts:                         208      $114.4 million                0                   $ 0
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Killen        Registered Investment Companies:         1       $ 15.5 million                0                   $ 0
                        Other Pooled Investment Vehicles:        2       $  3.6 million                1               $2.1 million
                        Other Accounts:                         208      $114.4 million                0                   $ 0
------------------------------------------------------------------------------------------------------------------------------------
George Cipolloni III    Registered Investment Companies:         1       $ 15.5 million                0                   $ 0
                        Other Pooled Investment Vehicles:        2       $  3.6 million                1               $2.1 million
                        Other Accounts:                         208      $114.4 million                0                   $ 0
------------------------------------------------------------------------------------------------------------------------------------
Raymond J. Munsch       Registered Investment Companies:         1       $ 15.5 million                0                   $ 0
                        Other Pooled Investment Vehicles:        2       $  3.6 million                1               $2.1 million
                        Other Accounts:                         208      $114.4 million                0                   $ 0
------------------------------------------------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST
-------------------------------

The Advisor has other advisory clients which include individuals, trusts, pension and profit sharing plans and pooled investment vehicles, some of which have investment objectives similar to the Funds' investment objectives. Therefore, certain conflicts of interest exist as a result of the Investment Management Committee members managing the Funds and managing the other accounts noted above.

There will be times when an Investment Management Committee member may recommend purchases and/or sales of the same portfolio securities for one or more of the Funds and/or the Advisor's other clients. Simultaneous transactions could adversely affect the ability of a Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold and there may also exist certain conflicts of interest with respect to allocation of the Investment Management Committee's time and resources. To address any existing or potential conflicts of interest, the Advisor has adopted certain policies and procedures. Such policies require the Advisor to allocate purchases and sales among the Funds and its other clients in a manner which the Advisor deems equitable, taking into consideration such factors as size of accounts, concentration of holdings, investment objectives, tax status, cash availability, purchase costs, holding periods and other pertinent factors relative to each account. These policies are designed to ensure equitable treatment of all accounts and to protect the Funds from disparate treatment due to any conflicts of interest. In addition, procedures are in place to monitor personal trading by the Investment Management Committee members to ensure that the interests of the Advisor's clients come first.

COMPENSATION
------------

Compensation of Investment Management Committee members includes a fixed cash salary plus a cash profit sharing bonus. The amount of the profit sharing bonus received by each Committee member is determined pursuant to a formula established by the Advisor that takes into consideration the person's salary, years of employment and management's evaluation of the Committee member's performance. The amount of the profit sharing contribution is also based upon the profitability of the Advisor which is, in part, dependent upon the value of the total assets under management, including Fund assets. The Advisor also offers a 401(k) plan whereby the Committee members, as well as all employees of the Advisor, may elect to contribute up to the legal limit and the Advisor will match any contribution up to a fixed percentage.

OWNERSHIP OF FUND SHARES
------------------------

The following table indicates the dollar range of securities of each Fund beneficially owned by the Investment Management Committee members as of December 31, 2008.

-------------------------------------------------------------------------------------------------
          Name of                                                    Dollar Value of Fund Shares
Investment Committee Member      Fund Shares Beneficially Owned          Beneficially Owned
-------------------------------------------------------------------------------------------------
Lee S. Grout                     Berwyn Fund                            $100,001 -- $500,000
                                 Berwyn Income Fund                      $50,001 -- $100,000
                                 Berwyn Cornerstone Fund                 $50,001 -- $100,000
-------------------------------------------------------------------------------------------------
Edward A. Killen II              Berwyn Fund                               Over $1,000,000
                                 Berwyn Income Fund                     $500,001 -- $1,000,000
                                 Berwyn Cornerstone Fund                 $100,001 -- $500,000
-------------------------------------------------------------------------------------------------
Robert E. Killen                 Berwyn Fund                               Over $1,000,000
                                 Berwyn Income Fund                        Over $1,000,000
                                 Berwyn Cornerstone Fund                   Over $1,000,000
-------------------------------------------------------------------------------------------------
George Cipolloni III             Berwyn Fund                              $10,001 -- $50,000
                                 Berwyn Income Fund                       $10,001 -- $50,000
                                 Berwyn Cornerstone Fund                  $10,001 -- $50,000
-------------------------------------------------------------------------------------------------
Raymond J. Munsch                Berwyn Fund                             $100,001 -- $500,000
                                 Berwyn Income Fund                       $50,001 -- $100,000
                                 Berwyn Cornerstone Fund                  $10,001 -- $50,000
-------------------------------------------------------------------------------------------------

                              TRUSTEES AND OFFICERS
                              ---------------------

The Board of Trustees oversees the management of the business of the Trust and the Funds. The Trust has three series -- Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund. Under the Declaration of Trust, each Trustee serves during the lifetime of the Trust until he or she resigns, dies or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. The Board of Trustees sets broad policies for the Trust and has responsibility for supervision of its operations. The daily operations of the Trust are administered by employees of the Advisor under the Board's supervision.

The Board has an Audit Committee, but does not have a standing nomination or compensation committee. The members of the Audit Committee are Denis P. Conlon and Deborah D. Dorsi, the Independent Trustees on the Board. The Audit Committee is responsible for, among other things, overseeing the Trust's accounting and financial reporting policies and the annual audit of the financial statements of the Funds, and selecting the Trust's independent registered public accounting firm. The Audit Committee held one meeting during 2008.

The Trustees and executive officers of the Trust, their ages, their principal occupations for the past five years and the aggregate dollar range of shares owned in the Funds are listed below:


-----------------------------------------------------------------------------------------------------------------------------
                                                                         Aggregate Dollar Range of
                                                                       Shares Owned in Berwyn Fund,
                                Principal Occupation for the Past         Berwyn Income Fund and       Number of Portfolios
 Name, Age, Position and          Five Years and Directorships          Berwyn Cornerstone Fund as       in Fund Complex
         Address                       of Public Companies                    of 12/31/08(1)           Overseen by Trustee
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
Robert E. Killen(2)         President and Chairman of the Board of     Over $100,000         BF                 3
(age 68)                    the Trust and its predecessors since       Over $100,000         BIF
President and Trustee       inception (February 1983).                 Over $100,000         BCF
1199 Lancaster Ave.         Director of Westmoreland Coal Co. (a
Berwyn, PA 19312            mining company) from July 1996 until May
                            2008.  Director, officer and shareholder
                            of Berwyn Financial Services Corp.
                            (financial services company and
                            registered broker-dealer) since October
                            1991.  Chairman, Chief Executive Officer
                            and sole shareholder of the Advisor
                            since September 1982.  General Partner
                            of Focus Limited Partners (a private
                            investment partnership).  President,
                            Director and sole shareholder of Berwyn
                            Management Co. (a private investment
                            advisory firm).  General Partner of
                            Berwyn Enterprises and Berwyn
                            Enterprises, II (real estate
                            partnerships).
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
Denis P. Conlon             Trustee of the Trust and its               Over $100,000         BF                 3
(age 61)                    predecessors since June 1992.              $10,001--$50,000      BIF
Trustee                     President and Chief Executive Officer of   $50,001--$100,000     BCF
1199 Lancaster Ave.         CRC Industries (a worldwide
Berwyn, PA 19312            manufacturer) since 1996.
                            President of Berwind Industrial Products
                            Group (diversified manufacturing
                            and financial company) since January
                            2008.
-----------------------------------------------------------------------------------------------------------------------------
Deborah D. Dorsi            Trustee of the Trust and its               Over $100,000         BF                  3
(age 53)                    predecessors since April 1998.             $10,001--$50,000      BIF
Trustee                     Retired computer industry executive.       $10,001--$50,000      BCF
1199 Lancaster Ave.
Berwyn, PA 19312
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
Kevin M. Ryan(2)            Vice President of the Trust since          Over $100,000         BF
(age 61)                    January 2005 and Chief Compliance          Over $100,000         BIF
Vice President/Chief        Officer of the Trust since October         Over $100,000         BCF
Compliance Officer          2004.
1189 Lancaster Ave.         Served as a Director and/or officer of
Berwyn, PA 19312            the Trust and its predecessors since
                            1983.  President, Treasurer, Director
                            and shareholder of Berwyn Financial
                            Services Corp. since October 1991.
                            Legal counsel to the Advisor since
                            September 1985.
-----------------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey            Vice President of the Trust since April
(age 52)                    2005 and Managing Director of Ultimus
Vice President              Fund Solutions, LLC (registered transfer
225 Pictoria Drive          agent) and Ultimus Fund Distributors,
Suite 450                   LLC (registered broker-dealer) since
Cincinnati, OH 45246        August 1999.
-----------------------------------------------------------------------------------------------------------------------------
Mark J. Seger               Treasurer of the Trust since April 2005
(age 47)                    and Managing Director of Ultimus Fund
Treasurer                   Solutions, LLC and Ultimus Fund
225 Pictoria Drive          Distributors, LLC since August 1999.
Suite 450
Cincinnati, OH 45246
-----------------------------------------------------------------------------------------------------------------------------
John F. Splain              Secretary of the Trust since April 2005
(age 52)                    and Managing Director of Ultimus Fund
Secretary                   Solutions, LLC and Ultimus Fund
225 Pictoria Drive          Distributors, LLC since August 1999.
Suite 450
Cincinnati, OH 45246
-----------------------------------------------------------------------------------------------------------------------------

(1) The value of shares listed for Mr. Killen includes shares owned by his wife, companies in which he is the majority shareholder and Partnerships of which he is General Partner. The value of shares listed for Ms. Dorsi includes shares owned by her husband. The value of shares listed for Mr. Ryan includes shares owned by him through a corporation in which he is a majority shareholder.

(2) Robert E. Killen and Kevin M. Ryan are "interested persons" of the Trust as defined in the 1940 Act. Robert E. Killen is an officer, Director and sole shareholder of the Advisor. He is also a Director and officer of Berwyn Financial Services Corp., an affiliated broker-dealer, and owns one-third of its outstanding shares. Kevin M. Ryan is legal counsel to the Advisor and an officer, Director and owner of one-third of the outstanding shares of Berwyn Financial Services Corp. Robert E. Killen and Kevin M. Ryan are brothers-in-law.

Mr. Conlon and Ms. Dorsi are the Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"). They are paid a fee of $1,500 for each Board or Committee meeting attended and a quarterly retainer of $2,000. If Board and Committee meetings are held on the same day, the Independent Trustees receive only one $1,500 fee for all meetings on that day. The Trust has not adopted a pension or retirement plan or any other plan that would afford benefits to the Trust. Ms. Dorsi and Mr. Conlon each received fees of $15,500 during the fiscal year ended December 31, 2008.

Officers of the Trust, except for the Chief Compliance Officer, are not paid any compensation by the Trust for their work as officers. No fees are paid by the Trust to the Trustees who are not Independent Trustees for the performance of their duties.

Ms. Dorsi, an Independent Trustee, had an immediate family member that had entered into a Non-Discretionary Investment Management Agreement with the Advisor. The Agreement was terminated during the third quarter of 2007. Under the Agreement, and prior to its termination, the Advisor received less than $5,000 in fees during 2007. Ms. Dorsi does not receive any form of compensation or benefit as a result of this arrangement.

                               PORTFOLIO TURNOVER
                               ------------------

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year, exclusive of short-term investments, by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, and may result in the Funds recognizing greater amounts of capital gains, which would increase the amount of capital gains which a Fund must distribute to its shareholders in order to maintain its status as a regulated investment company and to avoid the imposition of federal income or excise taxes. See "Distributions and Taxes." The Advisor anticipates that each Fund's portfolio turnover rate normally will not exceed 100%. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one-year period.

Generally, each Fund intends to invest for long-term purposes. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Advisor believes that portfolio changes are appropriate. For the fiscal years ended December 31, 2008, 2007 and 2006, BF's portfolio turnover rate was 38%, 40% and 38%, respectively; BIF's portfolio turnover rate was 64%, 37% and 31%, respectively; and BCF's portfolio turnover rate was 46%, 38% and 23%, respectively.

                                 CODE OF ETHICS
                                 --------------

The Trust, the Advisor and Ultimus Fund Distributors, LLC (the "Distributor"), the Fund's principal underwriter, have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which permits personnel to invest in securities for their own accounts, and to trade securities held by the Trust, subject to certain conditions, including securities that may be purchased or held by the Funds. The Codes of Ethics adopted by the Trust, the Advisor and the Distributor are on public file with, and are available from, the SEC. Copies of the Code may be obtained, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or sending a request to the following e-mail address: publicinfo@sec.gov.

                              PROXY VOTING POLICIES
                              ---------------------

The Trust and the Advisor have adopted policies and procedures that describe how the Funds intend to vote proxies relating to portfolio securities. The Proxy Voting Policy & Procedures of the Trust and the Advisor are attached to this SAI as Appendix B. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling 800-992-6757, on the Fund's website at www.theberwynfunds.com, or on the SEC's website at http://www.sec.gov.

                      PORTFOLIO HOLDINGS DISCLOSURE POLICY
                      ------------------------------------

The Board of Trustees of the Trust has adopted the following policies to govern the circumstances under which disclosure regarding portfolio securities held by the Funds, and disclosure of purchases and sales of such securities, may be made to shareholders of the Funds or other persons.

o Public disclosure regarding the portfolio securities held by each Fund is made quarterly in Annual Reports and Semi-Annual Reports to Shareholders and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding portfolio securities held, purchased or sold by the Funds.

o Information regarding portfolio securities, and other information regarding the investment activities of a Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of a Fund, but only if such disclosure has been approved by the Chief Compliance Officer of the Trust.

o These policies relating to disclosure of a Fund's holdings of portfolio securities does not prohibit: (i) disclosure of information to the Advisor or to other service providers, including but not limited to the Trust's administrator, distributor, custodian, legal counsel and auditors, or to brokers and dealers through whom a Fund purchases and sells portfolio securities; and (ii) disclosure of holdings of, or transactions in, portfolio securities by a Fund that is made on the same basis to all shareholders of the Fund.

o The Chief Compliance Officer may approve other arrangements, not described herein, under which information relating to portfolio securities held by a Fund, or purchased or sold by a Fund (other than information contained in Official Reports), is disclosed to any shareholder or other person. The Chief Compliance Officer shall approve such an arrangement only if he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund and is unlikely to affect adversely the Fund or any shareholder of the Fund. The Chief Compliance Officer shall inform the Board of Trustees of any such arrangements that are approved, and the rationale supporting approval.

o Neither the Advisor nor the Trust (or any affiliated person, employee, officer, trustee or director of the Advisor or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to portfolio securities held, purchased or sold by the Funds.

                             OWNERSHIP OF THE TRUST
                             ----------------------

BERWYN FUND
-----------

As of April 1, 2009, there were 6,215,420  shares of BF outstanding.  As of that date, National Financial Services LLC ("National Financial"), One World Financial Center, New York, New York 10281, was the record owner of 32.8% of BF's outstanding shares. Although National Financial is the record owner of more than 25% of the outstanding shares, it cannot be considered to control BF since National Financial holds the shares in nominee name for its customers and does not have the power to vote or sell the shares. As of April 1, 2009, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104, was the record owner of 9.4% of BF's outstanding shares and LPL Financial Services, San Diego, California 92150, was the record owner of 6.7% of BF's outstanding shares. The records of BF do not indicate that any other person owns of record or beneficially more than 5% of BF's outstanding shares. As of April 1, 2009, Trustees and officers of the Trust, as a group, owned beneficially and of record 314,563 shares (excluding shares held by The Killen Group, Inc. Profit Sharing Plan and The Killen Group, Inc. 401(k) Plan), which constituted 5.1% of the outstanding shares of BF.

BERWYN INCOME FUND
------------------

As of April 1, 2009, there were 26,795,524 shares of BIF outstanding. As of that date, Charles Schwab & Co., Inc. ("Charles Schwab") was the record owner of 33.0% of BIF's outstanding shares. Although Charles Schwab is record owner of more than 25% of the outstanding shares, it cannot be considered to control BIF since Charles Schwab holds the shares in nominee name for its customers and it does not have the power to vote or sell the shares. As of April 1, 2009, National Financial Services LLC, One World Financial Center, New York, New York, was the record owner of 20.9% of BIF's outstanding shares; and Ameritrade Inc., Omaha, Nebraska, 68103, was the record owner of 10.3% of BIF's outstanding shares. The records of BIF do not indicate that any other person owns of record or beneficially more than 5% of BIF's outstanding shares. As of April 1, 2009, Trustees and officers of the Trust, as a group, owned beneficially and of record less than 1% of BIF's outstanding shares.

BERWYN CORNERSTONE FUND
-----------------------

As of April 1, 2009, there were 661,234 shares of BCF outstanding. As of that date, National Financial Services LLC ("National Financial") was the record owner of 55.9% of BCF's outstanding shares. Although National Financial is the record owner of more than 25% of BCF's outstanding shares, it cannot be considered to control BCF since National Financial holds the shares in nominee name for its customers and does not have the power to vote or sell the shares. As of April 1, 2009, The Killen Group, Inc. Profit Sharing Plan and The Killen Group, Inc. 401(k) Plan in the aggregate were the record owners of 9.0% of BCF's outstanding shares. As of April 1, 2009, Jack V. Marino of Las Cruces, New
Mexico 88011, was the record owner of 5.4% of BCF's outstanding shares. The records of BCF do not indicate that any other person owns of record or beneficially more than 5% of BCF's outstanding shares. As of April 1, 2009, Trustees and officers of the Trust, as a group, owned beneficially and of record 89,010 shares of BCF (excluding shares held by The Killen Group, Inc. Profit Sharing Plan and The Killen Group, Inc. 401(k) Plan), which constituted 13.5% of the outstanding shares of BCF. Mr. Robert E. Killen, President, Chairman and Trustee of the Trust, owned beneficially 10.5% of the outstanding shares of BCF. Mr. Killen's share ownership in BCF is included in the ownership total for all Trustees and officers of the Trust (i.e. 13.5%).

                                 SHARE PURCHASES
                                 ---------------

The Trust offers shares of the Funds to the public on a continuous basis. The Trust does not impose a sales charge (load) on the purchase of shares of the Funds. The offering price of shares of a Fund is the net asset value per share next determined after receipt by the Transfer Agent or a broker authorized by the Trust to receive orders for the purchase of shares.

The net asset value per share of each Fund is determined by dividing the total value of the investments of the Fund plus other assets, less any liabilities, by the total number of outstanding shares of that Fund. Net asset value per share is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange"), ordinarily 4:00 p.m., Eastern time, on each day that the Exchange is open. The net asset value per share can be expected to fluctuate daily.

The minimum initial investment is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in one Fund that total $3,000 in the aggregate or among accounts in the three Funds of the Trust. Subsequent investments must be at least $250 per account. The minimum initial investment for Individual Retirement Accounts (IRAs) is $1,000. The minimum is $250 for a spousal IRA. Subsequent investments in IRAs must be at least $250. There are no minimum requirements for pension and profit sharing plans or custodial accounts for minors.

The  Trust  reserves  the  right  to  reduce  or  waive  the  minimum   purchase
requirements in certain cases where subsequent and continuing purchases are contemplated.

                                   DISTRIBUTOR
                                   -----------

Ultimus Fund Distributors, LLC (the "Distributor"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the principal underwriter and distributor for the shares of the Funds pursuant to a Distribution Agreement with the Trust dated as of May 1, 2005. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member firm of the Financial Industry Regulatory Authority. The offering of the Funds' shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of the Funds' shares, will use its best efforts to distribute the Funds' shares. The Distributor is an affiliate of Ultimus Fund Solutions, LLC, the Funds' administrator and transfer agent.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of a Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its assignment.

                              REDEMPTION OF SHARES
                              --------------------

The Trust will redeem an investor's shares of a Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share of a Fund next determined after receipt of proper instructions, less any applicable redemption fee. In certain circumstances described in the prospectus, the shareholder could receive, upon redemption of shares of a Fund, portfolio securities held by a Fund rather than cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of a Fund from which a redemption is being made during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Trust may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities, and such valuation will be made as of the same time the redemption price is determined. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

                         CALCULATION OF PERFORMANCE DATA
                         -------------------------------

BERWYN FUND
-----------

The average annual total returns of the Berwyn Fund for the one year, five year and ten year periods ended December 31, 2008, as well as the average annual total returns for the same periods after taxes on distributions and after taxes on distributions and sale of shares of BF, are listed below:

--------------------------------------------------------------------------------
                                            1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                        -27.09%       0.65%        6.12%
--------------------------------------------------------------------------------
Return After Taxes on Distributions        -27.10%      -0.49%        5.13%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
     and Sale of Fund Shares               -17.58%       0.77%        5.33%
--------------------------------------------------------------------------------

The total return for a period is calculated by determining the redeemable value on the last day of the period of a $1,000 initial investment made at the beginning of the period, with dividend and capital gains reinvested on the reinvestment date and dividing the value by $1,000. The average annual total return for the period is calculated by taking the total return for the period and determining the annual average by using an exponential function based upon the number of years and any fraction thereof in the period.

The above method is used to calculate the average annual total returns before taxes. To determine the average annual total returns after taxes on distributions, the taxes due on distributions during the period are calculated using the highest individual marginal federal income taxes on the reinvestment date. The amount of taxes due are deducted from the distributions and the remainder is reinvested. The tax rates used correspond to the tax character of each component of the distributions. Ordinary income rates are used for ordinary income distributions, short-term capital gain rates for short-term capital gain distributions and long-term capital gain rates for long-term capital gains. To determine the average annual total returns after taxes on distributions and sale of Fund shares, BF would calculate the average annual total returns, taking into account the taxes due on distributions and taxes due on the sale of the shares at the end of the 1, 5 and 10 year periods. The amounts remaining after the deductions for taxes would be used to determine the returns after taxes on distributions and sale of Fund shares.

In addition to average annual total returns listed above, BF may also calculate its total returns on a calendar year basis. Listed below are BF's total returns for each of the past 10 calendar years:

                             1999             -4.60%
                             2000              2.10%
                             2001             28.93%
                             2002             -6.88%
                             2003             50.01%
                             2004             22.83%
                             2005             12.18%
                             2006              6.71%
                             2007             -3.68%
                             2008            -27.09%

BF calculates the total return for a calendar year by determining the redeemable value on the last day of the year of a $1,000 investment made at the beginning of the year, with dividends and capital gains reinvested on the reinvestment date, and dividing that value by $1,000.

All average annual total returns and the total returns for calendar years are based on historical performance and are not intended as an indication of future performance.

BERWYN INCOME FUND
------------------

The average annual total returns of the Berwyn Income Fund for the one year, five year and ten year periods ended December 31, 2008, as well as the average annual total returns for the same periods after taxes on distributions and after taxes on distributions and sale of shares of BIF, are listed below:

--------------------------------------------------------------------------------
                                            1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                        -10.19%       2.79%        5.94%
--------------------------------------------------------------------------------
Return After Taxes on Distributions        -11.69%       1.15%        3.69%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
     and Sale of Fund Shares                -6.39%       1.59%        3.78%
--------------------------------------------------------------------------------

BIF calculates its average annual total returns before and after taxes using the same methods as BF. In addition to average annual total return listed above, BIF may also calculate its total returns on a calendar year basis. Listed below are BIF's total returns for each of the past 10 calendar years:

                             1999             0.83%
                             2000             6.05%
                             2001            14.12%
                             2002             9.38%
                             2003            16.23%
                             2004             7.98%
                             2005             1.96%
                             2006             8.65%
                             2007             6.83%
                             2008           -10.19%

BIF calculates the total return for a calendar year using the same method used by BF. All average annual total returns and the total returns for calendar years are based on historical performance and are not intended as an indication of future performance.

From time to time, BIF may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        Yield = 2 [(a-b/cd + 1)^6 - 1]

Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d  =  the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that BIF owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discounts and premiums on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized. BIF's yield for the 30-day period ended December 31, 2008 was 8.26%.

BERWYN CORNERSTONE FUND
-----------------------

The average annual total returns of the Berwyn Cornerstone Fund for the periods ended December 31, 2008, as well as the average annual total returns after taxes on distributions and after taxes on distributions and sale of shares of BCF, are listed below:

--------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                                           1 YEAR      5 YEARS    (MAY 1, 2002)
--------------------------------------------------------------------------------
Return Before Taxes                        -28.61%     -0.27%         2.01%
--------------------------------------------------------------------------------
Return After Taxes on Distributions        -28.71%     -0.78%         1.63%
--------------------------------------------------------------------------------
Return After Taxes on Distributions
     and Sale of Fund Shares               -18.46%     -0.10%         1.83%
--------------------------------------------------------------------------------

BCF calculates its average annual total returns before and after taxes using the same methods as BF. In addition to average annual total returns listed above, BCF may also calculate its total returns on a calendar year basis. Listed below are BCF's total returns for each full calendar year since inception:

                            2003               17.09%
                            2004               10.62%
                            2005                5.40%
                            2006               18.28%
                            2007                0.19%
                            2008              -28.61%

BCF calculates the total return for a calendar year using the same method used by BF. All average annual total returns and the total returns for calendar years are based on historical performance and are not intended as an indication of future performance.

OTHER PERFORMANCE INFORMATION
-----------------------------

From time to time the  performance of a Fund may be compared in  publications to the performance of various indices and investments for which reliable performance data is available. The performance of a Fund may also be compared in publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services. Further, the management of the Trust may compare the performance of BC and BCF to the performance of stock market indices such as the Dow Jones Industrial Average, the S&P 500 Index, the S&P MidCap 400 Index and the Russell 2000 Index. The performance of BIF may be compared to the performance of the Citigroup Broad Investment Grade Index, the Merrill Lynch High Yield Master II Index, the Citigroup High Yield Index and the Lipper Income Fund Index.

                               GENERAL INFORMATION
                               -------------------

The Trust is an open-end management investment company registered with the SEC pursuant to the 1940 Act and organized as a statutory trust under the laws of the State of Delaware on February 4, 1999. The Trust has three series: Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund.

Berwyn Fund is the successor to The Berwyn Fund, Inc., a corporation organized under the laws of the Commonwealth of Pennsylvania in February, 1983, which was a no-load, non-diversified, open-end management investment company. In a reorganization approved by vote of the shareholders of The Berwyn Fund, Inc., and accomplished on April 30, 1999, all the assets and liabilities of The Berwyn Fund, Inc. were transferred to BF and the shareholders of The Berwyn Fund, Inc. became the shareholders of BF. Thereafter BF has carried on the business of The Berwyn Fund, Inc.

Berwyn Income Fund is the successor to Berwyn Income Fund, Inc., a corporation organized under the laws of the Commonwealth of Pennsylvania on December 26, 1986, which was a no-load, diversified, open-end management investment company. In a reorganization approved by vote of the shareholders of Berwyn Income Fund, Inc. and accomplished on April 30, 1999, all the assets and liabilities of Berwyn Income Fund, Inc. were transferred to BIF and the shareholders of Berwyn Income Fund, Inc. became shareholders of BIF. Thereafter BIF has carried on the business of Berwyn Income Fund, Inc.

Berwyn Cornerstone Fund was established by Trust's Board of Trustees on February 5, 2002 and the public offering of shares commenced on May 1, 2002.

Each Fund has authorized an unlimited number of shares of beneficial interest, without par value per share. Each share has equal voting, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to shares of any Fund. All shares issued are fully paid and non-assessable. Shares of the Funds do not have cumulative voting rights.

TRANSFER AGENT AND ADMINISTRATOR
--------------------------------

The Funds' transfer agent, Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, maintains the records of each shareholder's account, processes purchases and redemptions of each Fund's shares and acts as dividend and distribution disbursing agent. Ultimus also provides administrative services to the Funds, calculates daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. For the performance of these services, the Trust pays Ultimus a fee at the annual rate of 0.15% of the first $500 million of the average value of the aggregate daily net assets of the Funds, 0.125% of the next $500 million of such assets, and 0.10% of such assets in excess of $1 billion; provided, however, that the minimum fee is $15,000 per month. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage, stationery, checks, drafts, forms, reports, record storage, communication lines and the costs of external pricing services.

Ultimus was paid fees of $260,523, $320,449 and $38,082 by BF, BIF and BCF, respectively, during the fiscal year ended December 31, 2006. Ultimus was paid fees of $209,476, $329,375 and $39,855 by BF, BIF and BCF, respectively, during the fiscal year ended December 31, 2007. Ultimus was paid fees of $200,344, $330,194 and $39,030 by BF, BIF and BCF, respectively, during the fiscal year ended December 31, 2008.

CUSTODIAN
---------

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, has been retained to act as custodian for the Fund's investments. As custodian, U.S. Bank, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------

Briggs, Bunting & Dougherty, LLP, 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, has been selected as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2009.
Briggs, Bunting & Dougherty, LLP performs an annual audit of the Funds' financial statements and provides tax services as requested.

LEGAL COUNSEL
-------------

Pepper Hamilton LLP, 3000 Two Logan Square, Philadelphia, Pennsylvania 19103, is legal counsel to the Trust.

The Trust is not involved in any litigation or other legal proceedings.

                             DISTRIBUTIONS AND TAXES
                             -----------------------

The following discussion summarizes certain U.S. federal income tax considerations affecting the Funds and their shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of a Fund. The summary is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable U.S. Treasury Regulations promulgated thereunder (the "Regulations"), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive, and may affect the conclusions expressed herein. The summary applies only to beneficial owners of a Fund's shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of a Fund's shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding a Fund's shares through tax-advantaged accounts (such as an individual retirement account (an "IRA"), a 401(k) plan account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding a Fund's shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax. Persons or entities who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.

No Fund has requested nor will any Fund request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to each shareholder of a Fund addresses only some of the federal income tax considerations generally affecting investments in such Fund. EACH SHAREHOLDER IS URGED AND ADVISED TO CONSULT SUCH SHAREHOLDER'S OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES OF THE OWNERSHIP, PURCHASE AND DISPOSITION OF AN INVESTMENT IN THE FUND INCLUDING, BUT NOT LIMITED TO, THE APPLICABILITY OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS AFFECTING THE PARTICULAR SHAREHOLDER OF SUCH FUND'S SHARES AND TO POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS.

GENERAL. For federal tax purposes, each Fund is treated as a separate corporation. Each Fund has elected, and intends to continue to qualify for, taxation as a regulated investment company ("RIC") under the Code. By qualifying as a RIC, a Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.

Shareholders should be aware that investments made by a Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by it without the concurrent receipt of cash. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case it may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by its governing documents, through borrowing the amounts required.

QUALIFICATION AS REGULATED INVESTMENT COMPANY. Qualification as a RIC under the Code requires, among other things, that: (a) each Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Qualifying Income Requirement"), and net income from certain qualified publicly traded partnerships; (b) each Fund diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of its assets is comprised of cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of its total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by it and engaged in the same, similar or related trades or businesses, or one or more "qualified publicly traded partnerships"; and (c) each Fund distribute for each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than "net capital gain" as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, if any, net of expenses allocable thereto.

The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the qualifying income requirement only if such gains are directly related to the principal business of a Fund in investing in stock or securities or options and futures with respect to stock or securities. To date, no such regulations have been issued.

As a RIC, a Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the Code's timing and other requirements at least 90% of its investment company taxable income and at least 90% of the excess of its gross tax-exempt interest income, if any, over certain disallowed deductions ("net tax-exempt interest"). Each Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If a Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of a Fund will be increased by the amount of undistributed net capital gain included in the shareholder's gross income and decreased by the federal income tax paid by such Fund on that amount of capital gain.

If for any taxable year a Fund fails to qualify as a RIC, it will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income all or a portion of which may be eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2011) and the dividends-received deduction for corporation shareholders.

EXCISE TAX. If a Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98% of the excess of its capital gains over its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year), and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which it did not pay federal income tax, such Fund will be subject to a nondeductible 4% excise tax (the "Excise Tax") on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by it during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. A Fund may in certain circumstances be required to liquidate its investments in order to make sufficient distributions to avoid Excise Tax liability at a time when an investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. No assurances can be given that a Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, a Fund may choose to pay the Excise Tax as opposed to making an additional distribution.

CAPITAL LOSS CARRYFORWARDS. Each Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. Each Fund's capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. As of December 31, 2008, the Funds had the following capital loss carryforwards.

--------------------------------------------------------------------------------
FUND                       AMOUNT OF CAPITAL LOSS   EXPIRATION OF CAPITAL LOSS
                           CARRYFORWARD             CARRYFORWARD
--------------------------------------------------------------------------------
Berwyn Fund                $935,781                 December 31, 2016
--------------------------------------------------------------------------------
Berwyn Income Fund         $5,400,978               December 31, 2016
--------------------------------------------------------------------------------
Berwyn Cornerstone Fund    $23,346                  December 31, 2016
--------------------------------------------------------------------------------

A Fund cannot carry back or carry forward any net operating losses.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carryforwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable.

ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. A Fund may acquire debt securities that are treated as having acquisition discount, or original issue discount
("OID") (generally a debt obligation with a purchase price less than its principal amount). Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though it will not receive cash payments for such discount until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.

A debt security acquired in the secondary market by a Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent an election by a Fund to include the market discount in income as it accrues, gain on its disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though a Fund holding such securities receives no interest payments in cash on such securities during the year.

Each Fund generally will be required to distribute dividends to shareholders representing the income accruing on the debt securities, described above, that is currently includable in income, even though cash representing such income may not have been received by such Fund. Cash to pay these dividends may be obtained from sales proceeds of securities held by a Fund (even if such sales are not advantageous) or, if permitted by such Fund's governing documents, through borrowing the amounts required. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated business taxable income.

OPTIONS, FUTURES AND FORWARD CONTRACTS. The writing (selling) and purchasing of options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection with such transactions.

Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Some regulated futures contracts, certain foreign currency contracts, and certain non-equity options (such as certain listed options or options on broad based securities indexes) held by a Fund ("Section 1256 contracts"), other than contracts on which it has made a "mixed-straddle election", will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their market value on the last day of such Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of Section 1256 contracts will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. Transactions that qualify as designated hedges are exempt from the mark-to-market rule, but may require a Fund to defer the recognition of losses on futures contracts, foreign currency contracts and certain options to the extent of any unrecognized gains on related positions held by it.

The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing, and character of a Fund's distributions to its shareholders. For example, the Section 1256 rules described above may operate to increase the amount a Fund must distribute to satisfy the minimum distribution requirement for the portion treated as short-term capital gain which will be taxable to its shareholders as ordinary income, and to increase the net capital gain it recognizes, without, in either case, increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of Section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

When a covered call option written (sold) by a Fund expires such Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when it wrote the option. When a covered call option written by a Fund is exercised, such Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending upon the holding period of the underlying security and whether the sum of the option price received upon the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

STRADDLES. Section 1092 deals with the taxation of straddles which also may affect the taxation of options in which a Fund may invest. Offsetting positions held by a Fund involving certain derivative instruments, such as options, futures and forward currency contracts, may be considered, for federal income tax purposes, to constitute "straddles." Straddles are defined to include offsetting positions in actively traded personal property. In certain circumstances, the rules governing straddles override or modify the provisions of Section 1256, described above. If a Fund is treated as entering into a straddle and at least one (but not all) of its positions in derivative contracts comprising a part of such straddles is governed by Section 1256, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by it may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be characterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions and cause such sales to be subject to the "wash sale" and "short sale" rules. As a result, the straddle rules could cause distributions that would otherwise constitute "qualified dividend income" to fail to satisfy the applicable holding period requirements, described below, and therefore to be taxed as ordinary income. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

In circumstances where a Fund has invested in certain pass-through entities, the amount of long-term capital gain that it may recognize from certain derivative transactions with respect to interests in such pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if it directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, it will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon a Fund's holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on a Fund's holding period and the application of various loss deferral provisions of the Code.

In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property by a Fund will be deemed a constructive sale. The foregoing will not apply, however, to a Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and such Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is such Fund's risk of loss regarding the position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

WASH SALES. A Fund may in certain circumstances be impacted by special rules relating to "wash sales." In general, the wash sale rules prevent the recognition of a loss by a Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by it within 30 days before or 30 days after the sale.

PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund may invest in a non-U.S. corporation, which could be treated as a passive foreign investment company ("PFIC") or become a PFIC under the Code. A PFIC is generally defined as a foreign corporation that meets either of the following tests: (1) at least 75% of its gross income for its taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains); or (2) an average of at least 50% of its assets produce, or are held for the production of, such passive income. If a Fund acquires any equity interest in a PFIC, such Fund could be subject to federal income tax and interest charges on "excess distributions" received from the stock of the PFIC held by it or on any gain from the sale of such equity interest in the PFIC (collectively "PFIC income"), plus interest thereon even if such Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in such Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Funds distributions of PFIC income will be taxable as ordinary income even though, absent the application of the PFIC rules, some portion of the distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to a PFIC. Payment of this tax would therefore reduce a Fund's economic return from its investment in PFIC shares. To the extent a Fund invests in a PFIC, it may elect to treat the PFIC as a "qualified electing fund" ("QEF"), then instead of the tax and interest obligation described above on excess distributions, such Fund would be required to include in income each taxable year its pro rata share of the QEF's annual ordinary earnings and net capital gain. As a result of a QEF election, a Fund would likely have to distribute to its shareholders an amount equal to the QEF's annual ordinary earnings and net capital gain to satisfy the Code's minimum distribution requirement described herein and avoid imposition of the Excise Tax even if the QEF did not distribute those earnings and gain to such Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements in making the election.

A Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC stock over such Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in the PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock it included in income for prior taxable years under the election. A Fund's adjusted basis in its PFIC stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. In either case, a Fund may be required to recognize taxable income or gain without the concurrent receipt of cash.

FOREIGN CURRENCY TRANSACTIONS. Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt instruments, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, and foreign currency-denominated payables and receivables are subject to Section 988 of the Code, which causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of such Fund's income. In some cases elections may be available that would alter this treatment, but such elections could be detrimental to a Fund by creating current recognition of income without the concurrent recognition of cash. If a foreign currency loss treated as an ordinary loss under Section 988 were to exceed a Fund's investment company taxable income (computed without regard to such loss) for a taxable year the resulting loss would not be deductible by it or its shareholders in future years. The foreign currency income or loss will also increase or decrease a Fund's investment company income distributable to its shareholders.

FOREIGN TAXATION. Income received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund's total assets at the close of any taxable year consist of stock or securities of foreign corporations and it meets the distribution requirements described above, such Fund may file an election (the "pass-through election") with the IRS pursuant to which shareholders of it would be required to (i) include in gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by it even though not actually received by such shareholders; and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Each shareholder will be notified within 60 days after the close of each Fund's taxable year whether the foreign taxes paid by it will "pass-through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income will flow through to shareholders. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Various limitations, including a minimum holding period requirement, apply to limit the credit and deduction for foreign taxes for purposes of regular federal tax and alternative minimum tax.

REITS. A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute taxable income without the concurrent receipt of cash. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in such Fund's receipt of cash in excess of the REIT's earnings; if such Fund distributes these amounts, these distributions could constitute a return of capital to its shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

A Fund may invest in REITs that hold residual interests in REMICs or taxable mortgage pools (TMPs), or such REITs may themselves constitute TMPs. Under an IRS notice, and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC or a TMP (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of RICs, such as the Funds, will be allocated to shareholders of such RICs in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or invested in the TMP directly. As a result, a Fund may not be a suitable investment for certain tax-exempt-shareholders. See "Tax-Exempt Shareholders."

DISTRIBUTIONS. Distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of a Fund's current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then as capital gain.

For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as "capital gain dividends" (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time they have held their shares of such Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.

Noncorporate shareholders of a Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of "qualified dividend income" received by such noncorporate shareholders in taxable years beginning before January 1, 2011. A Fund's distribution will be treated as qualified dividend income and therefore eligible for the 15% rate to the extent that it receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of a Fund may be eligible for the dividends received deduction on such Fund's distributions attributable to dividends received by such Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.

Not later than 60 days after the close of each calendar year, each Fund will inform shareholders of the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisors for more information.

PURCHASES OF FUND SHARES. Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and to the extent the distribution consists of the Fund's taxable income, the purchasing shareholder will be taxed on the taxable portion of the dividend or distribution received even though some or all of the amount distributed may effectively be a return of capital.

SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder's holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. Any loss realized on a disposition will be disallowed under the "wash sale" rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder (through reinvestment of dividends or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. Any loss disallowed under the wash sale rules will be allocated to the shareholder's basis in the newly purchased shares. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.

BACKUP WITHHOLDING. Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to a shareholder of such Fund if (i) the shareholder fails to furnish such Fund with the correct taxpayer identification ("TIN") certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to backup withholding, or (iii) the IRS or a broker has notified such Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

STATE AND LOCAL TAXES. State and local laws often differ from federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. SHAREHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS AS TO THE STATE AND LOCAL TAX RULES AFFECTING INVESTMENTS IN THE FUNDS.

NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by a non-U.S. shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States), federal income tax withholding and exemptions attributable to foreign persons will not apply and such distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.

Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund and capital gain dividends, provided that such Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of such Fund constitute U.S. real property interests (USRPIs), as described below.

For taxable years beginning before January 1, 2010, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by a Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC's net interest income earned on certain debt obligations and paid to non-U.S. shareholders. In order to qualify as an interest-related dividend a Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of its taxable year.

Distributions of a Fund when at least 50% of its assets are USRPIs, as defined in the Code and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain "U.S. real property holding corporations," which may include certain REITs, among other entities, and certain REIT capital gain dividends) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.

The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder's country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing a Fund with a properly completed Form W-8BEN). All non-U.S. shareholders are urged to consult their tax advisors as to the tax consequences of an investment in a Fund.

TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize unrelated business taxable income ("UBTI") by virtue of its investment in a Fund due to such Fund's investments and if shares in such Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of Code
Section 514(b).

It is possible that a tax-exempt shareholder of a Fund will also recognize UBTI if the Fund recognizes "excess inclusion income" (as described above) derived from direct or indirect investments in REMIC residual interests or TMPs. Furthermore, any investment in a residual interest of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition,  special tax  consequences  apply to  charitable  remainder  trusts
(CRTs) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs. Tax-exempt shareholders are urged to consult their tax advisors as to the tax consequences of an investment in a Fund.

TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.

EACH SHAREHOLDER IS URGED AND ADVISED TO CONSULT SUCH SHAREHOLDER'S OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND INCLUDING, BUT NOT LIMITED TO, THE APPLICABILITY OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS AFFECTING THE PARTICULAR SHAREHOLDER AND TO POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS.

                              FINANCIAL STATEMENTS
                              --------------------

The audited financial statements of the Funds for the year ended December 31, 2008 and the report thereon of Briggs, Bunting & Dougherty, LLP, the Trust's independent registered public accounting firm, included in the 2008 Annual Report of the Funds, are incorporated herein by reference. An investor may obtain a copy of the Annual Report without charge by writing to the Trust at the address on the cover of this SAI or calling 800-992-6757. The Annual Report is also available for download at the Funds' website (www.theberwynfunds.com).

                                   APPENDIX A
                                   ----------

DESCRIPTION OF SECURITIES RATINGS

Moody's Investors Service, Inc. ("Moody's") and Standard &Poor's(R) ("S&P") are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's and S&P(R) are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The Advisor attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. In that event, the Advisor will consider whether it is in the best interest of the Fund to continue to hold the securities.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

An S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor.

LONG-TERM CREDIT RATINGS

Moody's
-------

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody's Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

The following summarizes the ratings used by Moody's for long-term debt:

"Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

"Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

"A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

"Baa" - Obligations  rated "Baa" are subject to moderate  credit risk.  They are
considered   medium-grade   and  as  such  may   possess   certain   speculative
characteristics.

"Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

"B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

"Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

"Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

"C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P
---

Issue  credit  ratings  are  based,  in  varying   degrees,   on  the  following
considerations:

      o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

      o     Nature of and provisions of the obligation;

      o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

The following summarizes the ratings used by S&P for long-term issues:

"AAA" - An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

"C" - A "C" rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the "C" rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

"D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

"N.R." - This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular obligation as a matter of policy.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS - Country risk considerations are a standard part of S&P's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

NOTES TO CREDIT RATINGS

Moody's
-------

WATCHLIST: Moody's uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade ("UPG"), on review for possible downgrade ("DNG"), or more rarely with direction uncertain ("UNC"). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

RATING OUTLOOKS: A Moody's rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive ("POS"), Negative ("NEG"), Stable ("STA") and Developing ("DEV" -- contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an "(m)" modifier (indicating multiple, differing outlooks) will be displayed, and Moody's written research will describe any differences and provide the rationale for these differences. A "RUR" (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, "NOO" (No Outlook) may be displayed.

S&P
---

CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by S&P's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

RATING OUTLOOK: An S&P rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.

      o     "Positive" means that a rating may be raised.

      o     "Negative" means that a rating may be lowered.

      o     "Stable" means that a rating is not likely to change.

      o     "Developing" means a rating may be raised or lowered.

                                   APPENDIX B
                                   ----------

                                THE BERWYN FUNDS

                               PROXY VOTING POLICY


Background

The board of directors of The Berwyn Funds has authorized The Killen Group, Inc., the investment advisor to the Funds, to vote the proxies of all securities held by the Funds. The following guidelines are intended to assist the advisor when considering certain issues.

Action
------

It is the responsibility of The Killen Group's Investment Committee to review all proxy materials received and decide how to vote. The Investment Committee has delegated this responsibility to the Research Department, which may, if in doubt how to vote, seek the full Investment Committee's guidance on specific issues.

Policy Overview

The primary goal of The Killen Group is to maximize the economic value of the investments that we make for our individual clients and for our mutual fund shareholders. We believe that this goal is primarily achieved through the purchase and sale of investment securities. Another means by which we fulfill our obligation to our clients is by diligently exercising our responsibility to vote proxies. The latter responsibility can be an effective method of ensuring proper corporate governance on the part of a company's directors and management.

The keystone to The Killen Group's investment style is its reliance on in-depth research prior to purchasing an investment. Part of this process involves a review of the candidate company's management team and its past record of corporate governance. As a consequence, for those companies that are eventually approved for purchase, we are more likely than not to support recommendations of the board of directors when voting proxies. In the final analysis, however, we will vote proxies in a prudent and diligent fashion after careful evaluation of the issues and in a manner that we believe will result in maximizing the long-term value of the investment to our clients.

We have developed the following guidelines to assist in deciding how to vote on certain issues. We may, however, vary from these guidelines if there is, in our opinion, a compelling reason to do so. In the latter case, the rationale for deviating from the guidelines will be documented and a record of the action maintained.

Boards of Directors

We believe that a majority of directors should be independent and that the audit, compensation and nominating committees should consist solely of independent directors and will vote in favor of proposals that ensure such independence. We generally support separating the positions of chairman and chief executive officer. We support proposals that provide that directors be elected on an affirmative vote of the majority of votes cast.

Notwithstanding the above, the failure of a company to have a majority of independent directors or all independent directors on key committees or to separate the positions of chairman and chief executive officer may not cause The Killen Group to vote against a director if, in our judgment, the individual's interests are closely aligned with those of shareholders.

Generally, The Killen Group will vote for those nominees recommended by the board of directors after considering such factors as board meeting attendance, compensation from the company for services other than board membership, nominees that are party to an interlocking directorship and the nominee's past support of principles of good corporate governance.

Auditors

We believe the relationship between a public company and its auditors should be limited to the audit engagement and closely related activities that do not raise any question of compromised independence. We will vote in favor of proposals to prohibit or limit fees paid to auditors for non-audit services.

Executive Compensation

We believe that equity based compensation plans approved by a company's shareholders can be an effective way of aligning the interests of shareholders and management. However, we will vote against such plans that substantially dilute our ownership interest, that appear to be excessively generous, that have below market value exercise prices on the date of issuance or that allow the re-pricing of underwater stock options without shareholder approval. We will normally vote in favor of proposals to require the expensing of options. We will generally oppose proposals that give shareholders the right to vote on executive compensation as we believe this could create a competitive disadvantage for the company.

Shareholder Rights

The Killen Group supports all shareholders having an equal opportunity to effect change at the company in which they have invested. Consequently, we will normally vote against proposals for super majority voting rights, against the adoption of poison pill plans and against proposals for different classes of stock with different voting rights.

Capital Structure

Proposals to change a company's corporate structure may include common or preferred stock authorizations, share repurchase programs, stock splits (or reverse splits) and debt authorizations. We will generally vote with management's recommendations so long as they appear to be aligned with the best interests of shareholders, do not appear to be an anti-takeover device or intended to entrench current management and do not create an excessive debt burden. Because it is principally believed to be an anti-takeover device, we will generally vote against proposals to establish a staggered board. However, we will not necessarily vote against the re-election of a staggered board.

Social Responsibility

Although The Killen Group believes corporations have an obligation to be responsible corporate citizens, we generally will not support social, environmental or political initiatives if they can not be shown to have a positive economic impact on the company.

Restructurings, Mergers and Acquisitions

When shareholders are asked to vote on restructurings, mergers, acquisitions and similar proposals, it is because they are material to the ongoing nature and health of the company and require the analysis of multiple factors. Accordingly, The Killen Group will weigh each such proposal on a case by case basis.

Conflict of Interest

Any committee member who is affiliated in any manner with the issuer of a proxy, including stock ownership, directorship or employment of a family member, shall not participate in the decision on the proxy.

In addition, if The Killen Group has a business relationship, as defined below, with the issuer of a proxy and there is a proxy contest, the proxy will be referred to a proxy service, selected by the Fund'' outside legal counsel, for a vote.

A business relationship will be considered to exist if The Killen Group provides advisory services to the issuer, to a person or persons who owns 5% or more of the issuer's stock or to the chief executive or financial officers of the issuer.

Records

For securities held by The Berwyn Funds, proxy records for each fund shall be maintained by the Research Department and shall include information specified on Form N-PX as required by Rule 30b1-4 of the Investment Company Act. The records shall be preserved for at least six years. Proxy information shall be recorded even if The Killen Group abstains from voting. This proxy voting record shall be made available to Fund shareholders on the Funds' Web site.

Revised  11/18/08

                                THE BERWYN FUNDS

PART C.     OTHER INFORMATION
            -----------------

Item 23.    Exhibits
            ----------

            (a) Agreement and Declaration of Trust-- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 filed on February 12, 1999

            (b) Bylaws-- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 filed on May 1, 2000

            (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws

            (d)   (i)   Investment  Advisory Services Agreement (with respect to
                        the  Berwyn   Fund)  with  The  Killen   Group,   Inc.--
                        Incorporated   herein  by  reference   to   Registrant's
                        Post-Effective Amendment No. 16 filed on May 1, 2000

                  (ii) Investment Advisory Services Agreement (with respect to the Berwyn Income Fund) with The Killen Group, Inc.-- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 filed on May 1, 2000

                  (iii) Investment  Advisory Services Agreement (with respect to the Berwyn Cornerstone Fund) with The Killen Group, Inc.-- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 filed on March 1, 2002

            (e)   Distribution  Agreement with Ultimus Fund Distributors,  LLC--
                  Incorporated    herein   by    reference    to    Registrant's
                  Post-Effective Amendment No. 24 filed on March 2, 2006

            (f)   Inapplicable

            (g) Custody Agreement with US Bank, N.A.-- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 filed on March 2, 2006

            (h)   Mutual Fund Services  Agreement  with Ultimus Fund  Solutions,
                  LLC--   Incorporated   herein  by  reference  to  Registrant's
                  Post-Effective Amendment No. 23 filed on March 2, 2005

            (i) Opinion and Consent of Counsel relating to Issuance of Shares-- Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 filed on March 1, 2002

            (j) Consent of Independent Registered Public Accounting Firm-- Filed herewith

            (k)   Inapplicable

            (l)   Inapplicable

            (m)   Inapplicable

            (n)   Inapplicable

            (o)   Reserved

            (p)   (i)   Code of  Ethics  of  Registrant  and The  Killen  Group,
                        Inc.-- Filed herewith

                  (ii)  Code of  Ethics  of  Ultimus  Fund  Distributors,  LLC--
                        Incorporated   herein  by  reference   to   Registrant's
                        Post-Effective Amendment No. 26 filed on April 29, 2008

            (Other) Powers  of  Attorney  for  Registrant  and   its  Trustees--
                    Incorporated   herein   by   reference    to    Registrant's
                    Post-Effective Amendment No. 14 filed on February 12, 1999

Item 24.    Persons Controlled by or Under Common Control with Registrant.
            --------------------------------------------------------------
            No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.    Indemnification
            -------------------
            Article VII, Section 2 of the Registrant's Agreement and Declaration
            of  Trust,   incorporated   herein  by   reference,   provides   for
            indemnification of officers and Trustees as follows:

            (a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the DBTA, the officers and Trustees shall not be responsible or liable in any event for any act or omission of any agent, employee, Investment Advisor or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

            (b) Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of this Section 2 of this
                  Article VII.

            Registrant's Bylaws, incorporated herein by reference, provide the following under Article VI:

                  Section 2. ACTIONS OTHER THAN BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Trust, and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

                  Section 3. ACTIONS BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

                  Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Trust.

                  No indemnification shall be made under Sections 2 or 3 of this
                  Article:

                  (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

                  (b) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

                  (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

                  Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of the Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board, including a majority who are Disinterested Trustees and not parties to such proceeding, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

                  Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

                  (a) A majority vote of a quorum consisting of trustees who are not parties of the proceeding and are Disinterested Trustees; or

                  (b)   A written opinion by an independent legal counsel.

                  Section 7. ADVANCEMENT OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of the proceeding on receipt of an undertaking by or on behalf of the agent to repay the amount of the advance unless it shall be determined ultimately that the agent is entitled to be indemnified as authorized in this Article, provided the agent provides a security for his undertaking, or a majority of a quorum of the Disinterested Trustees who are not parties to such proceeding, or an independent legal counsel in a written opinion, determine that based on a review of readily available facts, there is reason to believe that said agent ultimately will be found entitled to indemnification.

            The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its Trustees and officers, and its investment adviser. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Trustees and officers of Registrant will not seek recovery of losses under the policy without having first received an opinion of counsel of Registrant or a decision from a court of appropriate jurisdiction that recovery under the policy is not contrary to public policy as expressed in Section 17(h) of the 1940 Act or otherwise.

            The Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor") provides that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 26.    Business and Other Connections of the Investment Adviser
            --------------------------------------------------------

            The Killen Group, Inc. (the "Advisor") has been registered as an investment adviser since 1983 and has assets under management of approximately $493 million. The directors and officers of the Advisor and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

            (i) Robert E. Killen--Chairman, Chief Executive Officer and shareholder of the Advisor; Director, officer and shareholder of Berwyn Financial Services, Corp. ("BFS") a registered broker-dealer
            (ii) Edward A. Killen--Executive Vice President, Secretary and Director of the Advisor; Director, officer and shareholder of BFS
            (iii) Kevin M. Ryan--Legal  Counsel and Chief Compliance  Officer of
                  the Advisor; Director, officer and shareholder of BFS
            (iv) Raymond J. Munsch--President, Chief Operating Officer and Director of the Advisor
            (v)   Andrew S. Fischer--Controller of the Advisor

            The business address of the Advisor and of each director and officer of the Advisor is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312.

            For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer of the Advisor is or has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee within the last two fiscal years of the Registrant, reference is made to the Advisor's Form ADV (File #801-18770) currently on file with the U.S. Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.

Item 27.    Principal Underwriters
            ----------------------

            (a) The Distributor, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, also acts as the principal underwriter for the following registered investment companies:

                  Williamsburg Investment Trust    The GKM Funds
                  AlphaMark Investment Trust       Stralem Fund
                  Hussman Investment Trust         Profit Funds Investment Trust
                  Veracity Funds                   Oak Value Trust
                  The Destination Funds            TFS Capital Investment Trust

                  Schwartz Investment Trust        The Cutler Trust
                  CM Advisers Family of Funds      PMFM Investment Trust
                  The RAM Funds                    Monteagle Funds
                  Gardner Lewis Investment Trust   The Piedmont Investment Trust

                                         Position with                   Position with
            (b)   Name                   Distributor                     Registrant
                  ------------------     ---------------------------     --------------------
                  Robert G. Dorsey       President/Managing Director     Vice President
                  John F. Splain         Secretary/Managing Director     Secretary
                  Mark J. Seger          Treasurer/Managing Director     Treasurer
                  Wade R. Bridge         Vice President                  Assistant Secretary
                  Theresa M. Bridge      Vice President                  Assistant Treasurer
                  Shanda S. Gentry       Chief Compliance Officer        Assistant Vice President
                  Craig J. Hunt          Vice President                  None
                  Steven F. Nienhaus     Vice President                  None
                  Tina H. Bloom          Vice President                  None
                  Jeffrey Moeller        Vice President                  None


                  The address of each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

            (c)   Inapplicable

Item 28.    Location of Accounts and Records
            --------------------------------

            Accounts,  books and other  documents  required to be  maintained by
            Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312, or at the offices of the Registrant's administrator and transfer agent located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or at the offices of the Registrant's custodian located at 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29.    Management Services Not Discussed in Parts A or B
            -------------------------------------------------
            Inapplicable

Item 30.    Undertakings
            ------------
            Inapplicable

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Berwyn and Commonwealth of Pennsylvania on the 30th day of April, 2009.

                                          THE BERWYN FUNDS

                                          By:  /s/ Robert E. Killen
                                              ------------------------
                                              Robert E. Killen, President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                           Date
---------                       -----                           ----

/s/ Robert E. Killen            President and Trustee           April 30, 2009
----------------------------    (Chief Executive Officer)
Robert E. Killen

/s/ Mark J. Seger               Treasurer                       April 30, 2009
----------------------------    (Chief Financial Officer
Mark J. Seger                   and Principal Accounting
                                Officer)

----------------------------    Trustee                    /s/ Robert E. Killen
Denis P. Conlon*                                           --------------------
                                                           Robert E. Killen
                                                           Attorney-in-fact*
----------------------------    Trustee                    April 30, 2009
Deborah D. Dorsi*

                                INDEX TO EXHIBITS
                                -----------------

Item 23(j)        Consent of Independent Registered Public Accounting Firm

Item 23(p)(i)     Code of Ethics of Registrant and The Killen Group, Inc.